FINANCIAL STATEMENTS
Transamerica Life Insurance Company
Separate Account VA V
Years Ended December 31, 2025 and 2024

Transamerica Life Insurance Company
Separate Account VA V
Financial Statements
Years Ended December 31, 2025 and 2024

 Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and
Contract Owners of Separate Account VA V
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of each of the subaccounts listed in the table below that comprise Separate Account VA V (the Separate Account), as of December 31, 2025, the related statements of operations and changes in net assets for each of the periods indicated in the table below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2025, the results of its operations and changes in its net assets for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Subaccounts
AB Balanced Hedged Allocation Class B Shares (1)	TA Aegon Core Bond Service Class (1)
Fidelity® VIP Index 500 Service Class 2 (1)	TA Aegon High Yield Bond Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA Aegon Sustainable Equity Income Service Class (1)
ProFund Access VP High Yield (1)	TA Aegon U.S. Government Securities Service Class (1)
ProFund VP Asia 30 (1)	TA BlackRock Government Money Market Service Class (1)
ProFund VP Bull (1)	TA BlackRock iShares Active Asset Allocation - Conservative Service Class (1)
ProFund VP Communication Services (1)	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Consumer Discretionary (1)	TA BlackRock iShares Edge 40 Service Class (1)
ProFund VP Emerging Markets (1)	TA BlackRock iShares Tactical - Balanced Service Class (1)
ProFund VP Energy (1)	TA BlackRock iShares Tactical - Conservative Service Class (1)
ProFund VP Europe 30 (1)	TA BlackRock iShares Tactical - Growth Service Class (1)
ProFund VP Falling U.S. Dollar (1)	TA BlackRock Real Estate Securities Service Class (1)
ProFund VP Financials (1)	TA BlackRock Tactical Allocation Service Class (1)
ProFund VP Government Money Market (1)	TA Goldman Sachs Managed Risk - Balanced ETF Service Class (1)
ProFund VP International (1)	TA Goldman Sachs Managed Risk - Conservative ETF Service Class (1)
ProFund VP Japan (1)	TA Goldman Sachs Managed Risk - Growth ETF Service Class (1)
ProFund VP Materials (1)	TA International Focus Service Class (1)
ProFund VP Mid-Cap (1)	TA Janus Balanced Service Class (1)
ProFund VP NASDAQ-100 (1)	TA Janus Mid-Cap Growth Service Class (1)
ProFund VP Pharmaceuticals (1)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
ProFund VP Precious Metals (1)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
ProFund VP Short Emerging Markets (1)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
ProFund VP Short International (1)	TA JPMorgan Diversified Equity Allocation Service Class (1)
ProFund VP Short NASDAQ-100 (1)	TA JPMorgan Enhanced Index Service Class (1)
ProFund VP Short Small-Cap (1)	TA JPMorgan International Moderate Growth Service Class (1)
ProFund VP Small-Cap (1)	TA JPMorgan Tactical Allocation Service Class (1)
ProFund VP Small-Cap Value (1)	TA Multi-Managed Balanced Service Class (1)
ProFund VP U.S. Government Plus (1)	TA Small/Mid Cap Value Service Class (1)
ProFund VP UltraSmall-Cap (1)	TA T. Rowe Price Small Cap Service Class (1)
ProFund VP Utilities (1)	TA WMC US Growth Service Class (1)
TA Aegon Bond Service Class (1)
(1) Statements of operations and changes in net assets for the years ended December 31, 2025 and 2024

Basis for Opinion
These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on each of the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the fund companies or their transfer agents, as applicable. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
/s/ Ernst & Young LLP
We have served as the auditor of the Separate Account since 2024.

Chicago, IL
April 24, 2026

Transamerica Life Insurance Company
Separate Account VA V
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Hedged Allocation Class B Shares	3,897.343	$37,281	$38,311	$(3)	$38,308	13,719	$2.620154	$15.982691
Fidelity® VIP Index 500 Service Class 2	1,905.799	540,103	1,239,170	162	1,239,332	205,567	5.616711	30.378475
Franklin Allocation Class 4 Shares	35,297.478	172,103	204,019	23	204,042	71,372	2.737817	15.452888
ProFund Access VP High Yield	251.150	6,840	6,492	(6)	6,486	3,388	1.863557	11.980759
ProFund VP Asia 30	22.904	1,181	1,065	(23)	1,042	942	1.038729	14.420059
ProFund VP Bull	4,217.802	199,801	270,108	13	270,121	81,741	3.204954	26.246250
ProFund VP Communication Services	84.524	2,797	5,170	(9)	5,161	2,810	1.787406	17.066662
ProFund VP Consumer Discretionary	3,715.208	268,155	268,275	(7)	268,268	66,197	3.944558	21.985113
ProFund VP Emerging Markets	400.824	10,263	16,189	4	16,193	14,469	1.074614	18.027833
ProFund VP Energy	878.959	32,967	32,302	(13)	32,289	29,183	1.059891	12.606609
ProFund VP Europe 30	123.394	3,805	3,866	(3)	3,863	2,839	1.277608	17.662710
ProFund VP Falling U.S. Dollar	219.094	4,175	3,313	(1)	3,312	6,595	0.481168	8.496668
ProFund VP Financials	296.192	11,756	17,481	(10)	17,471	9,654	1.760237	21.670880
ProFund VP Government Money Market	274,426.966	274,427	274,427	6	274,433	314,976	0.841086	10.265744
ProFund VP International	336.242	7,014	8,383	1	8,384	7,934	0.983205	15.301264
ProFund VP Japan	42.612	2,983	2,985	-	2,985	1,471	1.905065	25.402640
ProFund VP Materials	285.118	19,630	22,316	36	22,352	12,265	1.728901	16.554537
ProFund VP Mid-Cap	461.222	7,693	8,376	(3)	8,373	3,353	2.333694	16.326271
ProFund VP NASDAQ-100	143.448	9,216	9,971	(39)	9,932	1,206	7.725983	41.228896
ProFund VP Pharmaceuticals	0.393	14	16	(16)	-	-	2.439525	15.404175
ProFund VP Precious Metals	197.647	3,907	12,687	(35)	12,652	9,407	1.301032	31.103181
ProFund VP Short Emerging Markets	-	-	-	-	-	-	0.090950	2.929753
ProFund VP Short International	-	-	-	-	-	-	0.156043	4.100221
ProFund VP Short NASDAQ-100	2.570	48	19	(1)	18	764	0.022575	1.308788
ProFund VP Short Small-Cap	-	-	-	-	-	-	0.060379	3.336770
ProFund VP Small-Cap	60.099	2,291	2,441	(9)	2,432	1,165	1.966750	15.239251
ProFund VP Small-Cap Value	694.501	29,929	31,162	(15)	31,147	13,794	2.116653	14.362079
ProFund VP U.S. Government Plus	1,159.543	31,667	12,210	2	12,212	12,969	0.916492	6.290533
ProFund VP UltraSmall-Cap	-	-	-	-	-	-	1.874325	14.259900
ProFund VP Utilities	256.866	10,006	12,890	(36)	12,854	5,441	2.251362	17.738328
TA Aegon Bond Service Class	46,477.352	465,507	436,887	10	436,897	302,733	1.304607	10.457874
TA Aegon Core Bond Service Class	36,952.280	497,206	442,688	2	442,690	312,111	1.323601	10.512055
TA Aegon High Yield Bond Service Class	5,309.019	40,005	38,384	1	38,385	16,380	2.209934	13.382605
TA Aegon Sustainable Equity Income Service Class	20,148.787	370,262	457,780	5	457,785	152,504	2.513767	15.193684
TA Aegon U.S. Government Securities Service Class	45,869.838	445,705	429,800	12	429,812	358,873	1.106395	9.802365
TA BlackRock Government Money Market Service Class	378,569.480	378,569	378,569	(106)	378,463	382,975	0.926981	10.616730
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	109.100	1,160	1,078	1	1,079	759	1.353333	13.011827
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	2,223.097	23,322	27,544	-	27,544	16,996	1.543965	14.037440

See accompanying notes

Transamerica Life Insurance Company
Separate Account VA V
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock iShares Edge 40 Service Class	9,968.634	$89,841	$91,213	$1	$91,214	49,918	$1.735764	$13.723793
TA BlackRock iShares Tactical - Balanced Service Class	674.164	7,577	7,389	-	7,389	4,958	1.400297	14.029674
TA BlackRock iShares Tactical - Conservative Service Class	0.222	2	2	(2)	-	-	1.245068	13.063376
TA BlackRock iShares Tactical - Growth Service Class	224.774	2,631	2,607	1	2,608	1,575	1.566381	16.405168
TA BlackRock Real Estate Securities Service Class	6,106.068	70,033	68,327	(6)	68,321	28,260	1.798557	12.295852
TA BlackRock Tactical Allocation Service Class	380.069	4,938	6,195	13	6,208	3,662	1.628460	16.359558
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	11,128.540	127,565	138,105	(1)	138,104	79,307	1.683650	14.828783
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	-	-	-	-	-	1.552280	13.179507
TA Goldman Sachs Managed Risk - Growth ETF Service Class	38,983.854	399,852	458,450	(19)	458,431	215,026	2.015369	17.613327
TA International Focus Service Class	14,364.185	113,474	106,582	4	106,586	74,992	1.367384	14.722516
TA Janus Balanced Service Class	18,369.139	320,462	314,847	(1)	314,846	128,101	2.378723	20.682707
TA Janus Mid-Cap Growth Service Class	4,257.849	129,049	119,390	21	119,411	25,274	4.489626	25.229488
TA JPMorgan Asset Allocation - Conservative Service Class	267,423.168	2,477,938	2,500,407	(15)	2,500,392	1,328,033	1.710587	13.405109
TA JPMorgan Asset Allocation - Moderate Service Class	793,874.638	8,651,848	9,177,191	(154)	9,177,037	3,806,310	2.079044	15.145896
TA JPMorgan Asset Allocation - Moderate Growth Service Class	1,351,332.573	14,681,701	16,080,858	215	16,081,073	5,823,992	2.495386	17.626205
TA JPMorgan Diversified Equity Allocation Service Class	225,073.507	2,574,914	2,955,215	(51)	2,955,164	783,827	3.345228	23.405849
TA JPMorgan Enhanced Index Service Class	5,602.508	133,263	162,305	(20)	162,285	27,872	5.459938	30.243548
TA JPMorgan International Moderate Growth Service Class	175,287.946	1,630,502	1,805,466	(31)	1,805,435	1,198,555	1.391383	14.976769
TA JPMorgan Tactical Allocation Service Class	4,767.653	64,655	67,558	11	67,569	43,409	1.345367	12.818068
TA Multi-Managed Balanced Service Class	240,827.896	3,641,048	3,730,424	31	3,730,455	900,623	3.731181	20.326845
TA Small/Mid Cap Value Service Class	28,936.106	524,948	530,688	(27)	530,661	94,573	5.006155	18.048109
TA T. Rowe Price Small Cap Service Class	68,045.199	760,515	652,553	(13)	652,540	123,497	5.201758	20.801354
TA WMC US Growth Service Class	52,448.571	1,684,416	2,036,578	30	2,036,608	288,896	6.619470	38.249611

 See accompanying notes

Transamerica Life Insurance Company
Separate Account VA V
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
AB Balanced Hedged Allocation Class B Shares	$38,308	$-	$38,308
Fidelity® VIP Index 500 Service Class 2	1,239,332	-	1,239,332
Franklin Allocation Class 4 Shares	204,042	-	204,042
ProFund Access VP High Yield	6,486	-	6,486
ProFund VP Asia 30	1,042	-	1,042
ProFund VP Bull	270,121	-	270,121
ProFund VP Communication Services	5,161	-	5,161
ProFund VP Consumer Discretionary	268,268	-	268,268
ProFund VP Emerging Markets	16,193	-	16,193
ProFund VP Energy	32,289	-	32,289
ProFund VP Europe 30	3,863	-	3,863
ProFund VP Falling U.S. Dollar	3,312	-	3,312
ProFund VP Financials	17,471	-	17,471
ProFund VP Government Money Market	274,433	-	274,433
ProFund VP International	8,384	-	8,384
ProFund VP Japan	2,985	-	2,985
ProFund VP Materials	22,352	-	22,352
ProFund VP Mid-Cap	8,373	-	8,373
ProFund VP NASDAQ-100	9,932	-	9,932
ProFund VP Pharmaceuticals	-	-	-
ProFund VP Precious Metals	12,652	-	12,652
ProFund VP Short Emerging Markets	-	-	-
ProFund VP Short International	-	-	-
ProFund VP Short NASDAQ-100	18	-	18
ProFund VP Short Small-Cap	-	-	-
ProFund VP Small-Cap	2,432	-	2,432
ProFund VP Small-Cap Value	31,147	-	31,147
ProFund VP U.S. Government Plus	12,212	-	12,212
ProFund VP UltraSmall-Cap	-	-	-
ProFund VP Utilities	12,854	-	12,854
TA Aegon Bond Service Class	436,897	-	436,897
TA Aegon Core Bond Service Class	442,690	-	442,690
TA Aegon High Yield Bond Service Class	38,385	-	38,385
TA Aegon Sustainable Equity Income Service Class	457,785	-	457,785
TA Aegon U.S. Government Securities Service Class	429,812	-	429,812
TA BlackRock Government Money Market Service Class	378,463	-	378,463
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	1,079	-	1,079
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	27,544	-	27,544
TA BlackRock iShares Edge 40 Service Class	91,214	-	91,214
TA BlackRock iShares Tactical - Balanced Service Class	$7,389	$-	$7,389
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-

 See accompanying notes

Transamerica Life Insurance Company
Separate Account VA V
Statements of Assets and Liabilities
December 31, 2025

Subaccount	Net Assets Representing: Accumulation Units	Net Assets Representing: Contracts in Payout (Annuitization) Period	Total Net Assets
TA BlackRock iShares Tactical - Growth Service Class	2,608	-	2,608
TA BlackRock Real Estate Securities Service Class	68,321	-	68,321
TA BlackRock Tactical Allocation Service Class	6,208	-	6,208
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	138,104	-	138,104
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	-	-
TA Goldman Sachs Managed Risk - Growth ETF Service Class	458,431	-	458,431
TA International Focus Service Class	106,586	-	106,586
TA Janus Balanced Service Class	314,846	-	314,846
TA Janus Mid-Cap Growth Service Class	119,411	-	119,411
TA JPMorgan Asset Allocation - Conservative Service Class	2,496,105	4,287	2,500,392
TA JPMorgan Asset Allocation - Moderate Service Class	8,431,515	745,522	9,177,037
TA JPMorgan Asset Allocation - Moderate Growth Service Class	16,033,539	47,534	16,081,073
TA JPMorgan Diversified Equity Allocation Service Class	2,955,164	-	2,955,164
TA JPMorgan Enhanced Index Service Class	162,285	-	162,285
TA JPMorgan International Moderate Growth Service Class	1,760,367	45,068	1,805,435
TA JPMorgan Tactical Allocation Service Class	67,569	-	67,569
TA Multi-Managed Balanced Service Class	3,703,983	26,472	3,730,455
TA Small/Mid Cap Value Service Class	530,661	-	530,661
TA T. Rowe Price Small Cap Service Class	652,540	-	652,540
TA WMC US Growth Service Class	2,036,608	-	2,036,608

 See accompanying notes

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	AB Balanced Hedged Allocation Class B Shares	Fidelity® VIP Index 500 Service Class 2	Franklin Allocation Class 4 Shares	ProFund Access VP High Yield
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 48,031	$ 760,439	$ 203,412	$ 7,689

Investment Income:
Reinvested Dividends	674	9,814	3,885	392
Investment Expense:
Mortality and Expense Risk and Administrative Charges	662	15,765	3,594	127
Net Investment Income (Loss)	12	(5,951)	291	265

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	777	588	-	-
Realized Gain (Loss) on Investments	(4,402)	45,023	1,610	(138)
Net Realized Capital Gains (Losses) on Investments	(3,625)	45,611	1,610	(138)
Net Change in Unrealized Appreciation (Depreciation)	6,059	149,797	12,185	205
Net Gain (Loss) on Investment	2,434	195,408	13,795	67

Net Increase (Decrease) in Net Assets Resulting from Operations	2,446	189,457	14,086	332

Increase (Decrease) in Net Assets from Contract Transactions	(14,822)	53,605	(16,843)	(863)

Total Increase (Decrease) in Net Assets	(12,376)	243,062	(2,757)	(531)

Net Assets as of December 31, 2024:	$ 35,655	$ 1,003,501	$ 200,655	$ 7,158

Investment Income:
Reinvested Dividends	686	10,745	3,606	166
Investment Expense:
Mortality and Expense Risk and Administrative Charges	603	18,794	3,499	115
Net Investment Income (Loss)	83	(8,049)	107	51

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,902	6,037	8,048	-
Realized Gain (Loss) on Investments	(594)	36,535	2,274	(150)
Net Realized Capital Gains (Losses) on Investments	1,308	42,572	10,322	(150)
Net Change in Unrealized Appreciation (Depreciation)	3,832	131,216	9,979	399
Net Gain (Loss) on Investment	5,140	173,788	20,301	249

Net Increase (Decrease) in Net Assets Resulting from Operations	5,223	165,739	20,408	300

Increase (Decrease) in Net Assets from Contract Transactions	(2,570)	70,092	(17,021)	(972)

Total Increase (Decrease) in Net Assets	2,653	235,831	3,387	(672)

Net Assets as of December 31, 2025:	$ 38,308	$ 1,239,332	$ 204,042	$ 6,486

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Asia 30	ProFund VP Bull	ProFund VP Communication Services	ProFund VP Consumer Discretionary
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 899	$ 203,907	$ 3,723	$ 219,961

Investment Income:
Reinvested Dividends	91	1,651	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	31	3,802	73	3,845
Net Investment Income (Loss)	60	(2,151)	(73)	(3,845)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,032	-	21,590
Realized Gain (Loss) on Investments	(598)	2,036	68	576
Net Realized Capital Gains (Losses) on Investments	(598)	13,068	68	22,166
Net Change in Unrealized Appreciation (Depreciation)	82	30,536	1,141	29,788
Net Gain (Loss) on Investment	(516)	43,604	1,209	51,954

Net Increase (Decrease) in Net Assets Resulting from Operations	(456)	41,453	1,136	48,109

Increase (Decrease) in Net Assets from Contract Transactions	596	(3,878)	(259)	(6,481)

Total Increase (Decrease) in Net Assets	140	37,575	877	41,628

Net Assets as of December 31, 2024:	$ 1,039	$ 241,482	$ 4,600	$ 261,589

Investment Income:
Reinvested Dividends	431	985	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	124	4,163	83	4,280
Net Investment Income (Loss)	307	(3,178)	(83)	(4,280)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,585	-	19,430
Realized Gain (Loss) on Investments	777	2,660	121	345
Net Realized Capital Gains (Losses) on Investments	777	15,245	121	19,775
Net Change in Unrealized Appreciation (Depreciation)	21	20,579	822	(5,830)
Net Gain (Loss) on Investment	798	35,824	943	13,945

Net Increase (Decrease) in Net Assets Resulting from Operations	1,105	32,646	860	9,665

Increase (Decrease) in Net Assets from Contract Transactions	(1,102)	(4,007)	(299)	(2,986)

Total Increase (Decrease) in Net Assets	3	28,639	561	6,679

Net Assets as of December 31, 2025:	$ 1,042	$ 270,121	$ 5,161	$ 268,268

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Emerging Markets	ProFund VP Energy	ProFund VP Europe 30	ProFund VP Falling U.S. Dollar
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 11,570	$ 38,132	$ 794	$ 3,296

Investment Income:
Reinvested Dividends	354	748	15	205
Investment Expense:
Mortality and Expense Risk and Administrative Charges	215	588	12	51
Net Investment Income (Loss)	139	160	3	154

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,630	26	-
Realized Gain (Loss) on Investments	(269)	1,456	4	(28)
Net Realized Capital Gains (Losses) on Investments	(269)	3,086	30	(28)
Net Change in Unrealized Appreciation (Depreciation)	591	(1,788)	(10)	(343)
Net Gain (Loss) on Investment	322	1,298	20	(371)

Net Increase (Decrease) in Net Assets Resulting from Operations	461	1,458	23	(217)

Increase (Decrease) in Net Assets from Contract Transactions	152	(8,330)	(60)	(23)

Total Increase (Decrease) in Net Assets	613	(6,872)	(37)	(240)

Net Assets as of December 31, 2024:	$ 12,183	$ 31,260	$ 757	$ 3,056

Investment Income:
Reinvested Dividends	283	706	19	45
Investment Expense:
Mortality and Expense Risk and Administrative Charges	342	507	76	52
Net Investment Income (Loss)	(59)	199	(57)	(7)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	3,942	27	-
Realized Gain (Loss) on Investments	2,397	(189)	964	(28)
Net Realized Capital Gains (Losses) on Investments	2,397	3,753	991	(28)
Net Change in Unrealized Appreciation (Depreciation)	3,856	(2,643)	45	312
Net Gain (Loss) on Investment	6,253	1,110	1,036	284

Net Increase (Decrease) in Net Assets Resulting from Operations	6,194	1,309	979	277

Increase (Decrease) in Net Assets from Contract Transactions	(2,184)	(280)	2,127	(21)

Total Increase (Decrease) in Net Assets	4,010	1,029	3,106	256

Net Assets as of December 31, 2025:	$ 16,193	$ 32,289	$ 3,863	$ 3,312

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Financials	ProFund VP Government Money Market	ProFund VP International	ProFund VP Japan
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 13,910	$ 281,520	$ 6,694	$ -

Investment Income:
Reinvested Dividends	43	11,699	242	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	266	4,567	109	8
Net Investment Income (Loss)	(223)	7,132	133	(8)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,469	-	-	-
Realized Gain (Loss) on Investments	410	-	(193)	(326)
Net Realized Capital Gains (Losses) on Investments	1,879	-	(193)	(326)
Net Change in Unrealized Appreciation (Depreciation)	2,045	-	(177)	-
Net Gain (Loss) on Investment	3,924	-	(370)	(326)

Net Increase (Decrease) in Net Assets Resulting from Operations	3,701	7,132	(237)	(334)

Increase (Decrease) in Net Assets from Contract Transactions	(920)	(14,224)	194	334

Total Increase (Decrease) in Net Assets	2,781	(7,092)	(43)	-

Net Assets as of December 31, 2024:	$ 16,691	$ 274,428	$ 6,651	$ -

Investment Income:
Reinvested Dividends	1	8,852	221	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	293	4,504	128	82
Net Investment Income (Loss)	(292)	4,348	93	(82)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	269	-	-	-
Realized Gain (Loss) on Investments	473	-	90	2,237
Net Realized Capital Gains (Losses) on Investments	742	-	90	2,237
Net Change in Unrealized Appreciation (Depreciation)	1,353	-	1,620	1
Net Gain (Loss) on Investment	2,095	-	1,710	2,238

Net Increase (Decrease) in Net Assets Resulting from Operations	1,803	4,348	1,803	2,156

Increase (Decrease) in Net Assets from Contract Transactions	(1,023)	(4,343)	(70)	829

Total Increase (Decrease) in Net Assets	780	5	1,733	2,985

Net Assets as of December 31, 2025:	$ 17,471	$ 274,433	$ 8,384	$ 2,985

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Materials	ProFund VP Mid-Cap	ProFund VP NASDAQ-100	ProFund VP Pharmaceuticals
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 34,687	$ 11,002	$ 34,824	$ -

Investment Income:
Reinvested Dividends	117	227	131	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	467	168	488	-
Net Investment Income (Loss)	(350)	59	(357)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	21	-	3,873	1
Realized Gain (Loss) on Investments	7,262	793	6,193	-
Net Realized Capital Gains (Losses) on Investments	7,283	793	10,066	1
Net Change in Unrealized Appreciation (Depreciation)	(6,898)	250	(3,270)	(1)
Net Gain (Loss) on Investment	385	1,043	6,796	-

Net Increase (Decrease) in Net Assets Resulting from Operations	35	1,102	6,439	-

Increase (Decrease) in Net Assets from Contract Transactions	(12,575)	(3,856)	(8,554)	-

Total Increase (Decrease) in Net Assets	(12,540)	(2,754)	(2,115)	-

Net Assets as of December 31, 2024:	$ 22,147	$ 8,248	$ 32,709	$ -

Investment Income:
Reinvested Dividends	50	324	83	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	345	123	305	-
Net Investment Income (Loss)	(295)	201	(222)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,985	-	1,458	-
Realized Gain (Loss) on Investments	587	(38)	3,787	-
Net Realized Capital Gains (Losses) on Investments	3,572	(38)	5,245	-
Net Change in Unrealized Appreciation (Depreciation)	(1,905)	(105)	(3,445)	4
Net Gain (Loss) on Investment	1,667	(143)	1,800	4

Net Increase (Decrease) in Net Assets Resulting from Operations	1,372	58	1,578	4

Increase (Decrease) in Net Assets from Contract Transactions	(1,167)	67	(24,355)	(4)

Total Increase (Decrease) in Net Assets	205	125	(22,777)	-

Net Assets as of December 31, 2025:	$ 22,352	$ 8,373	$ 9,932	$ -

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Precious Metals	ProFund VP Short Emerging Markets	ProFund VP Short International	ProFund VP Short NASDAQ-100
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 5,102	$ -	$ -	$ 27

Investment Income:
Reinvested Dividends	181	-	-	2
Investment Expense:
Mortality and Expense Risk and Administrative Charges	91	-	-	-
Net Investment Income (Loss)	90	-	-	2

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	102	-	-	-
Net Realized Capital Gains (Losses) on Investments	102	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	86	-	-	(6)
Net Gain (Loss) on Investment	188	-	-	(6)

Net Increase (Decrease) in Net Assets Resulting from Operations	278	-	-	(4)

Increase (Decrease) in Net Assets from Contract Transactions	(206)	-	-	(1)

Total Increase (Decrease) in Net Assets	72	-	-	(5)

Net Assets as of December 31, 2024:	$ 5,174	$ -	$ -	$ 22

Investment Income:
Reinvested Dividends	176	-	-	1
Investment Expense:
Mortality and Expense Risk and Administrative Charges	142	-	-	-
Net Investment Income (Loss)	34	-	-	1

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	120	-	-	-
Net Realized Capital Gains (Losses) on Investments	120	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	7,408	-	-	(5)
Net Gain (Loss) on Investment	7,528	-	-	(5)

Net Increase (Decrease) in Net Assets Resulting from Operations	7,562	-	-	(4)

Increase (Decrease) in Net Assets from Contract Transactions	(84)	-	-	-

Total Increase (Decrease) in Net Assets	7,478	-	-	(4)

Net Assets as of December 31, 2025:	$ 12,652	$ -	$ -	$ 18

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP Short Small-Cap	ProFund VP Small-Cap	ProFund VP Small-Cap Value	ProFund VP U.S. Government Plus
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 2,276	$ 20,573	$ 16,141

Investment Income:
Reinvested Dividends	-	31	26	475
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	35	180	240
Net Investment Income (Loss)	-	(4)	(154)	235

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	43	-
Realized Gain (Loss) on Investments	-	(6)	182	(1,887)
Net Realized Capital Gains (Losses) on Investments	-	(6)	225	(1,887)
Net Change in Unrealized Appreciation (Depreciation)	-	197	(541)	(539)
Net Gain (Loss) on Investment	-	191	(316)	(2,426)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	187	(470)	(2,191)

Increase (Decrease) in Net Assets from Contract Transactions	-	(121)	(6,300)	(902)

Total Increase (Decrease) in Net Assets	-	66	(6,770)	(3,093)

Net Assets as of December 31, 2024:	$ -	$ 2,342	$ 13,803	$ 13,048

Investment Income:
Reinvested Dividends	-	24	26	368
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	35	167	208
Net Investment Income (Loss)	-	(11)	(141)	160

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	333	-
Realized Gain (Loss) on Investments	-	-	(215)	(2,018)
Net Realized Capital Gains (Losses) on Investments	-	-	118	(2,018)
Net Change in Unrealized Appreciation (Depreciation)	-	230	606	1,792
Net Gain (Loss) on Investment	-	230	724	(226)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	219	583	(66)

Increase (Decrease) in Net Assets from Contract Transactions	-	(129)	16,761	(770)

Total Increase (Decrease) in Net Assets	-	90	17,344	(836)

Net Assets as of December 31, 2025:	$ -	$ 2,432	$ 31,147	$ 12,212

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	ProFund VP UltraSmall-Cap	ProFund VP Utilities	TA Aegon Bond Service Class	TA Aegon Core Bond Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ -	$ 10,376	$ 566,905	$ 435,610

Investment Income:
Reinvested Dividends	-	184	21,432	21,282
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	181	8,124	7,110
Net Investment Income (Loss)	-	3	13,308	14,172

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	-	94	(24,259)	(4,249)
Net Realized Capital Gains (Losses) on Investments	-	94	(24,259)	(4,249)
Net Change in Unrealized Appreciation (Depreciation)	-	1,940	12,929	(11,897)
Net Gain (Loss) on Investment	-	2,034	(11,330)	(16,146)

Net Increase (Decrease) in Net Assets Resulting from Operations	-	2,037	1,978	(1,974)

Increase (Decrease) in Net Assets from Contract Transactions	-	(626)	(62,046)	578

Total Increase (Decrease) in Net Assets	-	1,411	(60,068)	(1,396)

Net Assets as of December 31, 2024:	$ -	$ 11,787	$ 506,837	$ 434,214

Investment Income:
Reinvested Dividends	-	180	26,646	9,599
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	200	6,962	7,335
Net Investment Income (Loss)	-	(20)	19,684	2,264

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	6	-	-
Realized Gain (Loss) on Investments	-	80	(23,064)	(10,144)
Net Realized Capital Gains (Losses) on Investments	-	86	(23,064)	(10,144)
Net Change in Unrealized Appreciation (Depreciation)	-	1,382	26,306	29,924
Net Gain (Loss) on Investment	-	1,468	3,242	19,780

Net Increase (Decrease) in Net Assets Resulting from Operations	-	1,448	22,926	22,044

Increase (Decrease) in Net Assets from Contract Transactions	-	(381)	(92,866)	(13,568)

Total Increase (Decrease) in Net Assets	-	1,067	(69,940)	8,476

Net Assets as of December 31, 2025:	$ -	$ 12,854	$ 436,897	$ 442,690

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA Aegon High Yield Bond Service Class	TA Aegon Sustainable Equity Income Service Class	TA Aegon U.S. Government Securities Service Class	TA BlackRock Government Money Market Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 48,725	$ 438,347	$ 847,736	$ 661,872

Investment Income:
Reinvested Dividends	2,212	8,187	20,039	25,191
Investment Expense:
Mortality and Expense Risk and Administrative Charges	805	7,164	10,912	8,126
Net Investment Income (Loss)	1,407	1,023	9,127	17,065

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(613)	6,639	(14,985)	-
Net Realized Capital Gains (Losses) on Investments	(613)	6,639	(14,985)	-
Net Change in Unrealized Appreciation (Depreciation)	1,638	54,436	(4,335)	-
Net Gain (Loss) on Investment	1,025	61,075	(19,320)	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,432	62,098	(10,193)	17,065

Increase (Decrease) in Net Assets from Contract Transactions	(3,911)	(57,833)	(265,807)	(282,650)

Total Increase (Decrease) in Net Assets	(1,479)	4,265	(276,000)	(265,585)

Net Assets as of December 31, 2024:	$ 47,246	$ 442,612	$ 571,736	$ 396,287

Investment Income:
Reinvested Dividends	2,941	6,537	17,071	14,886
Investment Expense:
Mortality and Expense Risk and Administrative Charges	754	7,153	8,564	6,027
Net Investment Income (Loss)	2,187	(616)	8,507	8,859

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	4,413	-	-
Realized Gain (Loss) on Investments	(968)	6,409	(6,791)	-
Net Realized Capital Gains (Losses) on Investments	(968)	10,822	(6,791)	-
Net Change in Unrealized Appreciation (Depreciation)	1,523	29,389	19,015	-
Net Gain (Loss) on Investment	555	40,211	12,224	-

Net Increase (Decrease) in Net Assets Resulting from Operations	2,742	39,595	20,731	8,859

Increase (Decrease) in Net Assets from Contract Transactions	(11,603)	(24,422)	(162,655)	(26,683)

Total Increase (Decrease) in Net Assets	(8,861)	15,173	(141,924)	(17,824)

Net Assets as of December 31, 2025:	$ 38,385	$ 457,785	$ 429,812	$ 378,463

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Active Asset Allocation - Conservative Service Class	TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	TA BlackRock iShares Edge 40 Service Class
	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 983	$ 48,178	$ 103,834

Investment Income:
Reinvested Dividends	23	599	2,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15	584	1,517
Net Investment Income (Loss)	8	15	800

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	1,434
Realized Gain (Loss) on Investments	(5)	(1,101)	(1)
Net Realized Capital Gains (Losses) on Investments	(5)	(1,101)	1,433
Net Change in Unrealized Appreciation (Depreciation)	45	5,167	2,355
Net Gain (Loss) on Investment	40	4,066	3,788

Net Increase (Decrease) in Net Assets Resulting from Operations	48	4,081	4,588

Increase (Decrease) in Net Assets from Contract Transactions	(12)	(18,991)	(18,164)

Total Increase (Decrease) in Net Assets	36	(14,910)	(13,576)

Net Assets as of December 31, 2024:	$ 1,019	$ 33,268	$ 90,258

Investment Income:
Reinvested Dividends	27	569	2,613
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15	457	1,427
Net Investment Income (Loss)	12	112	1,186

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	3,336
Realized Gain (Loss) on Investments	(3)	418	31
Net Realized Capital Gains (Losses) on Investments	(3)	418	3,367
Net Change in Unrealized Appreciation (Depreciation)	64	2,126	3,891
Net Gain (Loss) on Investment	61	2,544	7,258

Net Increase (Decrease) in Net Assets Resulting from Operations	73	2,656	8,444

Increase (Decrease) in Net Assets from Contract Transactions	(13)	(8,380)	(7,488)

Total Increase (Decrease) in Net Assets	60	(5,724)	956

Net Assets as of December 31, 2025:	$ 1,079	$ 27,544	$ 91,214

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock iShares Tactical - Balanced Service Class	TA BlackRock iShares Tactical - Conservative Service Class	TA BlackRock iShares Tactical - Growth Service Class	TA BlackRock Real Estate Securities Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 9,917	$ -	$ 16,839	$ 77,464

Investment Income:
Reinvested Dividends	325	-	376	1,186
Investment Expense:
Mortality and Expense Risk and Administrative Charges	135	-	162	1,123
Net Investment Income (Loss)	190	-	214	63

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(467)	-	(1,179)	(3,001)
Net Realized Capital Gains (Losses) on Investments	(467)	-	(1,179)	(3,001)
Net Change in Unrealized Appreciation (Depreciation)	924	-	2,104	2,239
Net Gain (Loss) on Investment	457	-	925	(762)

Net Increase (Decrease) in Net Assets Resulting from Operations	647	-	1,139	(699)

Increase (Decrease) in Net Assets from Contract Transactions	(2,019)	-	(14,466)	(11,136)

Total Increase (Decrease) in Net Assets	(1,372)	-	(13,327)	(11,835)

Net Assets as of December 31, 2024:	$ 8,545	$ -	$ 3,512	$ 65,629

Investment Income:
Reinvested Dividends	247	-	74	962
Investment Expense:
Mortality and Expense Risk and Administrative Charges	114	-	44	1,101
Net Investment Income (Loss)	133	-	30	(139)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-
Realized Gain (Loss) on Investments	(330)	-	151	(836)
Net Realized Capital Gains (Losses) on Investments	(330)	-	151	(836)
Net Change in Unrealized Appreciation (Depreciation)	1,034	-	168	5,890
Net Gain (Loss) on Investment	704	-	319	5,054

Net Increase (Decrease) in Net Assets Resulting from Operations	837	-	349	4,915

Increase (Decrease) in Net Assets from Contract Transactions	(1,993)	-	(1,253)	(2,223)

Total Increase (Decrease) in Net Assets	(1,156)	-	(904)	2,692

Net Assets as of December 31, 2025:	$ 7,389	$ -	$ 2,608	$ 68,321

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA BlackRock Tactical Allocation Service Class	TA Goldman Sachs Managed Risk - Balanced ETF Service Class	TA Goldman Sachs Managed Risk - Conservative ETF Service Class	TA Goldman Sachs Managed Risk - Growth ETF Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 11,817	$ 167,258	$ 6,864	$ 597,266

Investment Income:
Reinvested Dividends	85	3,201	166	11,273
Investment Expense:
Mortality and Expense Risk and Administrative Charges	94	2,431	112	8,943
Net Investment Income (Loss)	(9)	770	54	2,330

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	1,708	262	7,580
Realized Gain (Loss) on Investments	(681)	1,271	(41)	31,120
Net Realized Capital Gains (Losses) on Investments	(681)	2,979	221	38,700
Net Change in Unrealized Appreciation (Depreciation)	1,353	6,596	38	30,581
Net Gain (Loss) on Investment	672	9,575	259	69,281

Net Increase (Decrease) in Net Assets Resulting from Operations	663	10,345	313	71,611

Increase (Decrease) in Net Assets from Contract Transactions	(6,779)	(37,558)	(430)	(223,897)

Total Increase (Decrease) in Net Assets	(6,116)	(27,213)	(117)	(152,286)

Net Assets as of December 31, 2024:	$ 5,701	$ 140,045	$ 6,747	$ 444,980

Investment Income:
Reinvested Dividends	122	3,524	185	8,515
Investment Expense:
Mortality and Expense Risk and Administrative Charges	87	2,268	92	6,704
Net Investment Income (Loss)	35	1,256	93	1,811

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,794	74	27,042
Realized Gain (Loss) on Investments	25	2,815	(97)	4,147
Net Realized Capital Gains (Losses) on Investments	25	8,609	(23)	31,189
Net Change in Unrealized Appreciation (Depreciation)	510	2,048	402	11,298
Net Gain (Loss) on Investment	535	10,657	379	42,487

Net Increase (Decrease) in Net Assets Resulting from Operations	570	11,913	472	44,298

Increase (Decrease) in Net Assets from Contract Transactions	(63)	(13,854)	(7,219)	(30,847)

Total Increase (Decrease) in Net Assets	507	(1,941)	(6,747)	13,451

Net Assets as of December 31, 2025:	$ 6,208	$ 138,104	$ -	$ 458,431

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA International Focus Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 128,926	$ 320,843	$ 115,433	$ 3,411,112

Investment Income:
Reinvested Dividends	2,619	7,337	-	55,250
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,037	6,128	1,799	50,100
Net Investment Income (Loss)	582	1,209	(1,799)	5,150

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,035	9,990	7,720	-
Realized Gain (Loss) on Investments	2,112	462	(2,315)	(118,142)
Net Realized Capital Gains (Losses) on Investments	6,147	10,452	5,405	(118,142)
Net Change in Unrealized Appreciation (Depreciation)	(9,315)	33,200	9,563	237,541
Net Gain (Loss) on Investment	(3,168)	43,652	14,968	119,399

Net Increase (Decrease) in Net Assets Resulting from Operations	(2,586)	44,861	13,169	124,549

Increase (Decrease) in Net Assets from Contract Transactions	(16,201)	67,031	8,387	(536,006)

Total Increase (Decrease) in Net Assets	(18,787)	111,892	21,556	(411,457)

Net Assets as of December 31, 2024:	$ 110,139	$ 432,735	$ 136,989	$ 2,999,655

Investment Income:
Reinvested Dividends	1,661	6,435	-	103,135
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,829	5,530	2,013	42,686
Net Investment Income (Loss)	(168)	905	(2,013)	60,449

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,624	42,105	14,850	-
Realized Gain (Loss) on Investments	1,344	5,485	1,220	(101,800)
Net Realized Capital Gains (Losses) on Investments	12,968	47,590	16,070	(101,800)
Net Change in Unrealized Appreciation (Depreciation)	(7,526)	(8,872)	(6,410)	267,237
Net Gain (Loss) on Investment	5,442	38,718	9,660	165,437

Net Increase (Decrease) in Net Assets Resulting from Operations	5,274	39,623	7,647	225,886

Increase (Decrease) in Net Assets from Contract Transactions	(8,827)	(157,512)	(25,225)	(725,149)

Total Increase (Decrease) in Net Assets	(3,553)	(117,889)	(17,578)	(499,263)

Net Assets as of December 31, 2025:	$ 106,586	$ 314,846	$ 119,411	$ 2,500,392

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class	TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Enhanced Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 11,179,643	$ 18,716,653	$ 2,744,457	$ 137,240

Investment Income:
Reinvested Dividends	141,158	177,657	32,350	724
Investment Expense:
Mortality and Expense Risk and Administrative Charges	165,708	286,813	43,939	2,530
Net Investment Income (Loss)	(24,550)	(109,156)	(11,589)	(1,806)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	53,950	4,999
Realized Gain (Loss) on Investments	(144,099)	(597,670)	(15,009)	4,427
Net Realized Capital Gains (Losses) on Investments	(144,099)	(597,670)	38,941	9,426
Net Change in Unrealized Appreciation (Depreciation)	795,065	2,312,716	344,121	21,933
Net Gain (Loss) on Investment	650,966	1,715,046	383,062	31,359

Net Increase (Decrease) in Net Assets Resulting from Operations	626,416	1,605,890	371,473	29,553

Increase (Decrease) in Net Assets from Contract Transactions	(1,792,681)	(3,197,470)	(174,422)	(8,293)

Total Increase (Decrease) in Net Assets	(1,166,265)	(1,591,580)	197,051	21,260

Net Assets as of December 31, 2024:	$ 10,013,378	$ 17,125,073	$ 2,941,508	$ 158,500

Investment Income:
Reinvested Dividends	283,206	396,063	33,734	739
Investment Expense:
Mortality and Expense Risk and Administrative Charges	145,714	253,430	42,235	2,545
Net Investment Income (Loss)	137,492	142,633	(8,501)	(1,806)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	77,134	18,050
Realized Gain (Loss) on Investments	(52,758)	(137,094)	(34,369)	5,178
Net Realized Capital Gains (Losses) on Investments	(52,758)	(137,094)	42,765	23,228
Net Change in Unrealized Appreciation (Depreciation)	783,129	1,678,755	386,521	(1,481)
Net Gain (Loss) on Investment	730,371	1,541,661	429,286	21,747

Net Increase (Decrease) in Net Assets Resulting from Operations	867,863	1,684,294	420,785	19,941

Increase (Decrease) in Net Assets from Contract Transactions	(1,704,204)	(2,728,294)	(407,129)	(16,156)

Total Increase (Decrease) in Net Assets	(836,341)	(1,044,000)	13,656	3,785

Net Assets as of December 31, 2025:	$ 9,177,037	$ 16,081,073	$ 2,955,164	$ 162,285

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA JPMorgan International Moderate Growth Service Class	TA JPMorgan Tactical Allocation Service Class	TA Multi-Managed Balanced Service Class	TA Small/Mid Cap Value Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 2,207,410	$ 60,567	$ 3,900,567	$ 570,106

Investment Income:
Reinvested Dividends	43,737	1,467	70,613	3,877
Investment Expense:
Mortality and Expense Risk and Administrative Charges	32,350	960	62,612	8,616
Net Investment Income (Loss)	11,387	507	8,001	(4,739)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	177,099	17,013
Realized Gain (Loss) on Investments	8,033	(3,390)	52,017	(9,664)
Net Realized Capital Gains (Losses) on Investments	8,033	(3,390)	229,116	7,349
Net Change in Unrealized Appreciation (Depreciation)	(5,447)	4,638	247,486	32,831
Net Gain (Loss) on Investment	2,586	1,248	476,602	40,180

Net Increase (Decrease) in Net Assets Resulting from Operations	13,973	1,755	484,603	35,441

Increase (Decrease) in Net Assets from Contract Transactions	(322,380)	(2,611)	(393,528)	(95,997)

Total Increase (Decrease) in Net Assets	(308,407)	(856)	91,075	(60,556)

Net Assets as of December 31, 2024:	$ 1,899,003	$ 59,711	$ 3,991,642	$ 509,550

Investment Income:
Reinvested Dividends	57,627	1,778	69,446	5,362
Investment Expense:
Mortality and Expense Risk and Administrative Charges	28,875	964	57,892	8,297
Net Investment Income (Loss)	28,752	814	11,554	(2,935)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	473,817	55,944
Realized Gain (Loss) on Investments	11,637	362	46,213	(4,181)
Net Realized Capital Gains (Losses) on Investments	11,637	362	520,030	51,763
Net Change in Unrealized Appreciation (Depreciation)	237,842	2,962	(151,731)	(10,482)
Net Gain (Loss) on Investment	249,479	3,324	368,299	41,281

Net Increase (Decrease) in Net Assets Resulting from Operations	278,231	4,138	379,853	38,346

Increase (Decrease) in Net Assets from Contract Transactions	(371,799)	3,720	(641,040)	(17,235)

Total Increase (Decrease) in Net Assets	(93,568)	7,858	(261,187)	21,111

Net Assets as of December 31, 2025:	$ 1,805,435	$ 67,569	$ 3,730,455	$ 530,661

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Statements of Operations and Changes in Net Assets
Years Ended December 31, 2025 and 2024

	TA T. Rowe Price Small Cap Service Class	TA WMC US Growth Service Class
	Subaccount	Subaccount

Net Assets as of December 31, 2023:	$ 575,710	$ 1,569,627

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,149	27,608
Net Investment Income (Loss)	(10,149)	(27,608)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	25,580	159,193
Realized Gain (Loss) on Investments	(5,684)	48,438
Net Realized Capital Gains (Losses) on Investments	19,896	207,631
Net Change in Unrealized Appreciation (Depreciation)	50,504	206,365
Net Gain (Loss) on Investment	70,400	413,996

Net Increase (Decrease) in Net Assets Resulting from Operations	60,251	386,388

Increase (Decrease) in Net Assets from Contract Transactions	(25,219)	(169,063)

Total Increase (Decrease) in Net Assets	35,032	217,325

Net Assets as of December 31, 2024:	$ 610,742	$ 1,786,952

Investment Income:
Reinvested Dividends	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	10,136	30,739
Net Investment Income (Loss)	(10,136)	(30,739)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	110,051	324,389
Realized Gain (Loss) on Investments	(5,465)	17,642
Net Realized Capital Gains (Losses) on Investments	104,586	342,031
Net Change in Unrealized Appreciation (Depreciation)	(46,579)	(36,355)
Net Gain (Loss) on Investment	58,007	305,676

Net Increase (Decrease) in Net Assets Resulting from Operations	47,871	274,937

Increase (Decrease) in Net Assets from Contract Transactions	(6,073)	(25,281)

Total Increase (Decrease) in Net Assets	41,798	249,656

Net Assets as of December 31, 2025:	$ 652,540	$ 2,036,608

See Accompanying Notes.
(1)See Footnote 1

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

1. Organization

Separate Account VA V (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon Ltd., a holding company organized under the laws of the Bermuda.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC's other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of WRL Freedom Multiple Variable Annuity.

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Hedged Allocation Class B Shares	AB Balanced Hedged Allocation Portfolio Class B Shares
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Index 500 Service Class 2	Fidelity® VIP Index 500 Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Profunds	Profunds
ProFund Access VP High Yield	ProFund Access VP High Yield
ProFund VP Asia 30	ProFund VP Asia 30
ProFund VP Bull	ProFund VP Bull
ProFund VP Communication Services	ProFund VP Communication Services
ProFund VP Consumer Discretionary	ProFund VP Consumer Discretionary
ProFund VP Emerging Markets	ProFund VP Emerging Markets
ProFund VP Energy	ProFund VP Energy
ProFund VP Europe 30	ProFund VP Europe 30
ProFund VP Falling U.S. Dollar	ProFund VP Falling U.S. Dollar
ProFund VP Financials	ProFund VP Financials
ProFund VP Government Money Market	ProFund VP Government Money Market
ProFund VP International	ProFund VP International
ProFund VP Japan	ProFund VP Japan
ProFund VP Materials	ProFund VP Materials
ProFund VP Mid-Cap	ProFund VP Mid-Cap
ProFund VP NASDAQ-100	ProFund VP NASDAQ-100
ProFund VP Pharmaceuticals	ProFund VP Pharmaceuticals
ProFund VP Precious Metals	ProFund VP Precious Metals
ProFund VP Short Emerging Markets	ProFund VP Short Emerging Markets
ProFund VP Short International	ProFund VP Short International
ProFund VP Short NASDAQ-100	ProFund VP Short NASDAQ-100
ProFund VP Short Small-Cap	ProFund VP Short Small-Cap
ProFund VP Small-Cap	ProFund VP Small-Cap
ProFund VP Small-Cap Value	ProFund VP Small-Cap Value
ProFund VP U.S. Government Plus	ProFund VP U.S. Government Plus
ProFund VP UltraSmall-Cap	ProFund VP UltraSmall-Cap
ProFund VP Utilities	ProFund VP Utilities

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

1. Organization (continued)

Subaccount Investment by Mutual Fund:

Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA Aegon Bond Service Class	Transamerica Aegon Bond VP Service Class
TA Aegon Core Bond Service Class	Transamerica Aegon Core Bond VP Service Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	Transamerica BlackRock iShares Active Asset Allocation - Conservative VP Service Class
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	Transamerica BlackRock iShares Active Asset Allocation - Moderate Growth VP Service Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Tactical - Balanced Service Class	Transamerica BlackRock iShares Tactical - Balanced VP Service Class
TA BlackRock iShares Tactical - Conservative Service Class	Transamerica BlackRock iShares Tactical - Conservative VP Service Class
TA BlackRock iShares Tactical - Growth Service Class	Transamerica BlackRock iShares Tactical - Growth VP Service Class
TA BlackRock Real Estate Securities Service Class	Transamerica BlackRock Real Estate Securities VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	Transamerica Goldman Sachs Managed Risk - Balanced ETF VP Service Class
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	Transamerica Goldman Sachs Managed Risk - Conservative ETF VP Service Class
TA Goldman Sachs Managed Risk - Growth ETF Service Class	Transamerica Goldman Sachs Managed Risk - Growth ETF VP Service Class
TA International Focus Service Class	Transamerica International Focus VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid-Cap Growth Service Class	Transamerica Janus Mid-Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Diversified Equity Allocation Service Class	Transamerica JPMorgan Diversified Equity Allocation VP Service Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Multi-Managed Balanced Service Class	Transamerica Multi-Managed Balanced VP Service Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025
1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2025:

Subaccount	Formerly
TA JPMorgan Diversified Equity Allocation Service Class	TA JPMorgan Asset Allocation - Growth Service Class

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments
Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2025.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.
Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a)  Quoted prices for similar assets or liabilities in active markets
b)  Quoted prices for identical or similar assets or liabilities in non-active markets
c)  Inputs other than quoted market prices that are observable
d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2025.

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2025 were as follows:

Subaccount	Purchases	Sales
AB Balanced Hedged Allocation Class B Shares	$2,588	$3,172
Fidelity® VIP Index 500 Service Class 2	154,568	86,526
Franklin Allocation Class 4 Shares	11,654	20,523
ProFund Access VP High Yield	167	1,088
ProFund VP Asia 30	14,124	14,910
ProFund VP Bull	13,570	8,171
ProFund VP Communication Services	-	378
ProFund VP Consumer Discretionary	19,431	7,265
ProFund VP Emerging Markets	16,424	18,668
ProFund VP Energy	4,650	787
ProFund VP Europe 30	16,988	14,889
ProFund VP Falling U.S. Dollar	45	74
ProFund VP Financials	271	1,313
ProFund VP Government Money Market	8,852	8,867
ProFund VP International	15,296	15,272
ProFund VP Japan	32,048	31,302
ProFund VP Materials	3,036	1,521
ProFund VP Mid-Cap	4,043	3,775
ProFund VP NASDAQ-100	22,021	45,129
ProFund VP Pharmaceuticals	-	-
ProFund VP Precious Metals	176	204
ProFund VP Short Emerging Markets	-	-
ProFund VP Short International	-	-
ProFund VP Short NASDAQ-100	1	1
ProFund VP Short Small-Cap	-	-
ProFund VP Small-Cap	25	162
ProFund VP Small-Cap Value	25,922	8,968
ProFund VP U.S. Government Plus	368	979
ProFund VP UltraSmall-Cap	-	-
ProFund VP Utilities	187	574
TA Aegon Bond Service Class	78,778	151,958
TA Aegon Core Bond Service Class	41,170	52,475
TA Aegon High Yield Bond Service Class	2,941	12,357
TA Aegon Sustainable Equity Income Service Class	25,580	46,206
TA Aegon U.S. Government Securities Service Class	141,334	295,484

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock Government Money Market Service Class	$113,214	$131,030
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	27	27
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	569	8,837
TA BlackRock iShares Edge 40 Service Class	5,953	8,919
TA BlackRock iShares Tactical - Balanced Service Class	247	2,107
TA BlackRock iShares Tactical - Conservative Service Class	-	-
TA BlackRock iShares Tactical - Growth Service Class	74	1,298
TA BlackRock Real Estate Securities Service Class	1,525	3,885
TA BlackRock Tactical Allocation Service Class	122	151
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	9,526	16,330
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	259	7,312
TA Goldman Sachs Managed Risk - Growth ETF Service Class	36,502	38,495
TA International Focus Service Class	13,285	10,657
TA Janus Balanced Service Class	48,540	163,041
TA Janus Mid-Cap Growth Service Class	45,726	58,116
TA JPMorgan Asset Allocation - Conservative Service Class	103,704	768,409
TA JPMorgan Asset Allocation - Moderate Service Class	344,313	1,911,009
TA JPMorgan Asset Allocation - Moderate Growth Service Class	578,782	3,164,450
TA JPMorgan Diversified Equity Allocation Service Class	241,081	579,570
TA JPMorgan Enhanced Index Service Class	19,526	19,435
TA JPMorgan International Moderate Growth Service Class	72,154	415,198
TA JPMorgan Tactical Allocation Service Class	17,695	13,163
TA Multi-Managed Balanced Service Class	583,041	738,717
TA Small/Mid Cap Value Service Class	68,237	32,460
TA T. Rowe Price Small Cap Service Class	169,846	76,003
TA WMC US Growth Service Class	385,398	117,034

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:
	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	-	(1,021)	(1,021)	67	(6,546)	(6,479)
Fidelity® VIP Index 500 Service Class 2	25,358	(12,826)	12,532	34,849	(21,322)	13,527
Franklin Allocation Class 4 Shares	-	(6,260)	(6,260)	-	(6,589)	(6,589)
ProFund Access VP High Yield	-	(515)	(515)	-	(480)	(480)
ProFund VP Asia 30	13,241	(13,452)	(211)	12,483	(12,422)	61
ProFund VP Bull	-	(1,284)	(1,284)	-	(1,398)	(1,398)
ProFund VP Communication Services	-	(168)	(168)	-	(166)	(166)
ProFund VP Consumer Discretionary	-	(771)	(771)	-	(1,926)	(1,926)
ProFund VP Emerging Markets	16,389	(16,501)	(112)	12,550	(12,665)	(115)
ProFund VP Energy	-	(254)	(254)	1,478	(8,533)	(7,055)
ProFund VP Europe 30	14,248	(12,119)	2,129	-	(56)	(56)
ProFund VP Falling U.S. Dollar	-	(42)	(42)	-	(43)	(43)
ProFund VP Financials	-	(586)	(586)	37	(576)	(539)
ProFund VP Government Money Market	-	(4,956)	(4,956)	-	(16,435)	(16,435)
ProFund VP International	15,093	(15,098)	(5)	8,079	(8,084)	(5)
ProFund VP Japan	19,509	(18,038)	1,471	4,431	(4,431)	-
ProFund VP Materials	-	(697)	(697)	1,320	(7,948)	(6,628)
ProFund VP Mid-Cap	1,475	(1,532)	(57)	6,396	(7,974)	(1,578)
ProFund VP NASDAQ-100	2,707	(6,148)	(3,441)	1,737	(3,100)	(1,363)
ProFund VP Pharmaceuticals	-	-	-	-	-	-
ProFund VP Precious Metals	-	(67)	(67)	-	(310)	(310)
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	(6)	(6)	-	(6)	(6)
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(60)	(60)	-	(59)	(59)
ProFund VP Small-Cap Value	11,418	(3,938)	7,480	9,056	(12,568)	(3,512)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements

 4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
ProFund VP U.S. Government Plus	-	(817)	(817)	-	(829)	(829)
ProFund VP UltraSmall-Cap	-	-	-	-	-	-
ProFund VP Utilities	-	(160)	(160)	-	(284)	(284)
TA Aegon Bond Service Class	36,670	(103,577)	(66,907)	39,835	(85,190)	(45,355)
TA Aegon Core Bond Service Class	24,978	(32,968)	(7,990)	10,331	(10,165)	166
TA Aegon High Yield Bond Service Class	-	(5,186)	(5,186)	1	(1,906)	(1,905)
TA Aegon Sustainable Equity Income Service Class	4,887	(14,182)	(9,295)	5,737	(27,947)	(22,210)
TA Aegon U.S. Government Securities Service Class	104,467	(243,590)	(139,123)	22,367	(252,769)	(230,402)
TA BlackRock Government Money Market Service Class	104,267	(131,534)	(27,267)	5,475	(301,505)	(296,030)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(9)	(9)	-	(9)	(9)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	(5,381)	(5,381)	22	(13,517)	(13,495)
TA BlackRock iShares Edge 40 Service Class	4	(4,248)	(4,244)	7	(11,196)	(11,189)
TA BlackRock iShares Tactical - Balanced Service Class	-	(1,426)	(1,426)	-	(1,552)	(1,552)
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Growth Service Class	-	(865)	(865)	-	(10,612)	(10,612)
TA BlackRock Real Estate Securities Service Class	228	(1,177)	(949)	415	(6,156)	(5,741)
TA BlackRock Tactical Allocation Service Class	-	(40)	(40)	-	(4,778)	(4,778)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	129	(8,460)	(8,331)	20	(24,252)	(24,232)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(4,560)	(4,560)	-	(308)	(308)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	511	(16,351)	(15,840)	-	(113,606)	(113,606)
TA International Focus Service Class	-	(5,936)	(5,936)	1,553	(12,414)	(10,861)
TA Janus Balanced Service Class	-	(67,436)	(67,436)	34,710	(3,535)	31,175
TA Janus Mid-Cap Growth Service Class	6,731	(12,195)	(5,464)	19,439	(18,012)	1,427
TA JPMorgan Asset Allocation - Conservative Service Class	505	(411,040)	(410,535)	2,141	(317,842)	(315,701)
TA JPMorgan Asset Allocation - Moderate Service Class	30,247	(782,843)	(752,596)	4,446	(844,531)	(840,085)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	74,170	(1,143,451)	(1,069,281)	87,115	(1,402,059)	(1,314,944)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements

 4. Change in Units (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Diversified Equity Allocation Service Class	37,527	(166,831)	(129,304)	27,363	(87,509)	(60,146)
TA JPMorgan Enhanced Index Service Class	133	(3,309)	(3,176)	779	(2,524)	(1,745)
TA JPMorgan International Moderate Growth Service Class	10,846	(274,424)	(263,578)	31,072	(269,173)	(238,101)
TA JPMorgan Tactical Allocation Service Class	10,458	(8,202)	2,256	8,792	(10,426)	(1,634)
TA Multi-Managed Balanced Service Class	10,696	(179,109)	(168,413)	46,670	(157,011)	(110,341)
TA Small/Mid Cap Value Service Class	1,291	(4,622)	(3,331)	10,524	(29,159)	(18,635)
TA T. Rowe Price Small Cap Service Class	11,022	(12,494)	(1,472)	9,275	(14,846)	(5,571)
TA WMC US Growth Service Class	9,892	(13,319)	(3,427)	9,123	(41,443)	(32,320)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Hedged Allocation Class B Shares	$-	$(2,570)	$(2,570)	$154	$(14,976)	$(14,822)
Fidelity® VIP Index 500 Service Class 2	137,795	(67,703)	70,092	168,987	(115,382)	53,605
Franklin Allocation Class 4 Shares	-	(17,021)	(17,021)	-	(16,843)	(16,843)
ProFund Access VP High Yield	-	(972)	(972)	-	(863)	(863)
ProFund VP Asia 30	13,695	(14,797)	(1,102)	10,806	(10,210)	596
ProFund VP Bull	-	(4,007)	(4,007)	-	(3,878)	(3,878)
ProFund VP Communication Services	-	(299)	(299)	-	(259)	(259)
ProFund VP Consumer Discretionary	-	(2,986)	(2,986)	-	(6,481)	(6,481)
ProFund VP Emerging Markets	16,143	(18,327)	(2,184)	10,687	(10,535)	152
ProFund VP Energy	-	(280)	(280)	1,777	(10,107)	(8,330)
ProFund VP Europe 30	16,943	(14,816)	2,127	-	(60)	(60)
ProFund VP Falling U.S. Dollar	-	(21)	(21)	-	(23)	(23)
ProFund VP Financials	-	(1,023)	(1,023)	56	(976)	(920)
ProFund VP Government Money Market	-	(4,343)	(4,343)	-	(14,224)	(14,224)
ProFund VP International	15,074	(15,144)	(70)	7,059	(6,865)	194
ProFund VP Japan	32,048	(31,219)	829	7,059	(6,725)	334
ProFund VP Materials	-	(1,167)	(1,167)	2,497	(15,072)	(12,575)
ProFund VP Mid-Cap	3,719	(3,652)	67	14,817	(18,673)	(3,856)
ProFund VP NASDAQ-100	20,485	(44,840)	(24,355)	11,780	(20,334)	(8,554)
ProFund VP Pharmaceuticals	-	(4)	(4)	-	-	-
ProFund VP Precious Metals	-	(84)	(84)	-	(206)	(206)
ProFund VP Short Emerging Markets	-	-	-	-	-	-
ProFund VP Short International	-	-	-	-	-	-
ProFund VP Short NASDAQ-100	-	-	-	-	(1)	(1)
ProFund VP Short Small-Cap	-	-	-	-	-	-
ProFund VP Small-Cap	-	(129)	(129)	-	(121)	(121)
ProFund VP Small-Cap Value	25,565	(8,804)	16,761	19,748	(26,048)	(6,300)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
ProFund VP U.S. Government Plus	-	(770)	(770)	-	(902)	(902)
ProFund VP UltraSmall-Cap	$-	$-	$-	$-	$-	$-
ProFund VP Utilities	-	(381)	(381)	-	(626)	(626)
TA Aegon Bond Service Class	52,396	(145,262)	(92,866)	54,801	(116,847)	(62,046)
TA Aegon Core Bond Service Class	31,915	(45,483)	(13,568)	14,419	(13,841)	578
TA Aegon High Yield Bond Service Class	-	(11,603)	(11,603)	2	(3,913)	(3,911)
TA Aegon Sustainable Equity Income Service Class	14,700	(39,122)	(24,422)	15,269	(73,102)	(57,833)
TA Aegon U.S. Government Securities Service Class	124,514	(287,169)	(162,655)	25,919	(291,726)	(265,807)
TA BlackRock Government Money Market Service Class	98,336	(125,019)	(26,683)	5,228	(287,878)	(282,650)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class	-	(13)	(13)	-	(12)	(12)
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class	-	(8,380)	(8,380)	30	(19,021)	(18,991)
TA BlackRock iShares Edge 40 Service Class	7	(7,495)	(7,488)	12	(18,176)	(18,164)
TA BlackRock iShares Tactical - Balanced Service Class	-	(1,993)	(1,993)	-	(2,019)	(2,019)
TA BlackRock iShares Tactical - Conservative Service Class	-	-	-	-	-	-
TA BlackRock iShares Tactical - Growth Service Class	-	(1,253)	(1,253)	-	(14,466)	(14,466)
TA BlackRock Real Estate Securities Service Class	563	(2,786)	(2,223)	930	(12,066)	(11,136)
TA BlackRock Tactical Allocation Service Class	-	(63)	(63)	-	(6,779)	(6,779)
TA Goldman Sachs Managed Risk - Balanced ETF Service Class	211	(14,065)	(13,854)	30	(37,588)	(37,558)
TA Goldman Sachs Managed Risk - Conservative ETF Service Class	-	(7,219)	(7,219)	-	(430)	(430)
TA Goldman Sachs Managed Risk - Growth ETF Service Class	957	(31,804)	(30,847)	-	(223,897)	(223,897)
TA International Focus Service Class	-	(8,827)	(8,827)	2,208	(18,409)	(16,201)
TA Janus Balanced Service Class	-	(157,512)	(157,512)	74,880	(7,849)	67,031
TA Janus Mid-Cap Growth Service Class	30,917	(56,142)	(25,225)	83,655	(75,268)	8,387
TA JPMorgan Asset Allocation - Conservative Service Class	904	(726,053)	(725,149)	7,738	(543,744)	(536,006)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
4. Change in Unit Dollars (continued)

	Year Ended December 31, 2025			Year Ended December 31, 2024
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Asset Allocation - Moderate Service Class	63,567	(1,767,771)	(1,704,204)	10,241	(1,802,922)	(1,792,681)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	$188,556	$(2,916,850)	$(2,728,294)	$213,712	$(3,411,182)	$(3,197,470)
TA JPMorgan Diversified Equity Allocation Service Class	131,507	(538,636)	(407,129)	83,407	(257,829)	(174,422)
TA JPMorgan Enhanced Index Service Class	744	(16,900)	(16,156)	3,541	(11,834)	(8,293)
TA JPMorgan International Moderate Growth Service Class	15,645	(387,444)	(371,799)	41,111	(363,491)	(322,380)
TA JPMorgan Tactical Allocation Service Class	15,948	(12,228)	3,720	12,431	(15,042)	(2,611)
TA Multi-Managed Balanced Service Class	42,351	(683,391)	(641,040)	166,834	(560,362)	(393,528)
TA Small/Mid Cap Value Service Class	7,054	(24,289)	(17,235)	54,147	(150,144)	(95,997)
TA T. Rowe Price Small Cap Service Class	59,867	(65,940)	(6,073)	44,810	(70,029)	(25,219)
TA WMC US Growth Service Class	61,354	(86,635)	(25,281)	54,248	(223,311)	(169,063)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner's account balance. These charges are discussed in more detail in the individual's policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio

AB Balanced Hedged Allocation Class B Shares
12/31/2025	13,719	$15.98	to	$14.32	$ 38,308	1.89%	1.45%	to	2.70%	15.69%	to	14.28%
12/31/2024	14,740	13.82	to	12.53	35,655	1.72	1.45	to	2.70	7.02	to	5.71
12/31/2023	21,219	12.91	to	11.85	48,031	0.90	1.45	to	2.70	11.05	to	9.71
12/31/2022	22,168	11.62	to	10.80	45,286	3.07	1.45	to	2.70	(20.32)	to	(21.29)
12/31/2021	22,746	14.59	to	13.73	58,443	0.26	1.45	to	2.70	11.74	to	10.38
Fidelity® VIP Index 500 Service Class 2
12/31/2025	205,567	30.38	to	27.21	1,239,332	0.94	1.25	to	2.50	16.03	to	14.62
12/31/2024	193,035	26.18	to	23.74	1,003,501	1.03	1.25	to	2.50	23.04	to	21.53
12/31/2023	179,508	21.28	to	19.53	760,439	1.20	1.25	to	2.50	24.33	to	22.82
12/31/2022	210,722	17.11	to	15.90	721,553	1.20	1.25	to	2.50	(19.42)	to	(20.41)
12/31/2021	229,680	21.24	to	19.98	982,990	1.05	1.25	to	2.50	26.67	to	25.13
Franklin Allocation Class 4 Shares
12/31/2025	71,372	15.45	to	13.84	204,042	1.78	1.40	to	2.65	10.97	to	9.62
12/31/2024	77,632	13.92	to	12.63	200,655	1.88	1.40	to	2.65	7.38	to	6.06
12/31/2023	84,221	12.97	to	11.90	203,412	1.32	1.40	to	2.65	13.05	to	11.67
12/31/2022	91,674	11.47	to	10.66	196,513	1.65	1.40	to	2.65	(17.35)	to	(18.35)
12/31/2021	224,546	13.88	to	13.06	584,091	1.61	1.40	to	2.65	10.00	to	8.66
ProFund Access VP High Yield
12/31/2025	3,388	11.98	to	10.73	6,486	2.43	1.25	to	2.50	4.93	to	3.65
12/31/2024	3,903	11.42	to	10.35	7,158	5.27	1.25	to	2.50	4.99	to	3.71
12/31/2023	4,383	10.87	to	9.98	7,689	5.04	1.25	to	2.50	9.07	to	7.74
12/31/2022	4,940	9.97	to	9.26	7,981	3.11	1.25	to	2.50	(9.10)	to	(10.21)
12/31/2021	5,467	10.97	to	10.32	9,758	2.41	1.25	to	2.50	(0.97)	to	(2.17)
ProFund VP Asia 30
12/31/2025	942	14.42	to	12.91	1,042	5.09	1.25	to	2.50	22.59	to	21.10
12/31/2024	1,153	11.76	to	10.66	1,039	4.33	1.25	to	2.50	10.17	to	8.82
12/31/2023	1,092	10.68	to	9.80	899	0.05	1.25	to	2.50	3.03	to	1.78
12/31/2022	7,966	10.36	to	9.63	6,381	0.32	1.25	to	2.50	(25.36)	to	(26.27)
12/31/2021	14,190	13.88	to	13.06	15,252	-	1.25	to	2.50	(19.53)	to	(20.51)
ProFund VP Bull
12/31/2025	81,741	26.25	to	23.51	270,121	0.39	1.25	to	2.50	14.14	to	12.75
12/31/2024	83,025	23.00	to	20.85	241,482	0.73	1.25	to	2.50	20.98	to	19.49
12/31/2023	84,423	19.01	to	17.45	203,907	-	1.25	to	2.50	22.22	to	20.73
12/31/2022	87,317	15.55	to	14.45	173,340	-	1.25	to	2.50	(20.73)	to	(21.69)
12/31/2021	88,984	19.62	to	18.45	223,843	-	1.25	to	2.50	24.77	to	23.25
ProFund VP Communication Services
12/31/2025	2,810	17.07	to	15.28	5,161	-	1.25	to	2.50	19.42	to	17.97
12/31/2024	2,978	14.29	to	12.96	4,600	-	1.25	to	2.50	31.00	to	29.39
12/31/2023	3,144	10.91	to	10.01	3,723	1.06	1.25	to	2.50	30.19	to	28.61
12/31/2022	4,897	8.38	to	7.79	4,474	1.67	1.25	to	2.50	(22.19)	to	(23.14)
12/31/2021	9,222	10.77	to	10.13	11,015	1.24	1.25	to	2.50	16.95	to	15.53
ProFund VP Consumer Discretionary
12/31/2025	66,197	21.99	to	19.69	268,268	-	1.25	to	2.50	4.21	to	2.94
12/31/2024	66,968	21.10	to	19.13	261,589	-	1.25	to	2.50	22.89	to	21.39
12/31/2023	68,894	17.17	to	15.76	219,961	-	1.25	to	2.50	30.43	to	28.85
12/31/2022	72,509	13.16	to	12.23	178,277	-	1.25	to	2.50	(32.38)	to	(33.20)
12/31/2021	80,753	19.46	to	18.31	294,907	-	1.25	to	2.50	8.87	to	7.54

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Emerging Markets
12/31/2025	14,469	$18.03	to	$16.14	$ 16,193	1.29%	1.25%	to	2.50%	34.45%	to	32.81%
12/31/2024	14,581	13.41	to	12.16	12,183	2.65	1.25	to	2.50	6.51	to	5.21
12/31/2023	14,696	12.59	to	11.55	11,570	1.76	1.25	to	2.50	13.89	to	12.51
12/31/2022	26,304	11.05	to	10.27	18,414	0.58	1.25	to	2.50	(17.23)	to	(18.23)
12/31/2021	37,489	13.35	to	12.56	31,703	-	1.25	to	2.50	(19.03)	to	(20.01)
ProFund VP Energy
12/31/2025	29,183	12.61	to	11.29	32,289	2.23	1.25	to	2.50	4.55	to	3.28
12/31/2024	29,437	12.06	to	10.93	31,260	2.02	1.25	to	2.50	2.48	to	1.23
12/31/2023	36,492	11.77	to	10.80	38,132	1.99	1.25	to	2.50	(3.70)	to	(4.87)
12/31/2022	59,357	12.22	to	11.35	64,196	1.05	1.25	to	2.50	57.47	to	55.55
12/31/2021	60,237	7.76	to	7.30	41,533	1.79	1.25	to	2.50	50.06	to	48.23
ProFund VP Europe 30
12/31/2025	2,839	17.66	to	15.82	3,863	0.38	1.25	to	2.50	27.99	to	26.43
12/31/2024	710	13.80	to	12.51	757	1.86	1.25	to	2.50	3.05	to	1.79
12/31/2023	766	13.39	to	12.29	794	0.67	1.25	to	2.50	16.02	to	14.61
12/31/2022	1,314	11.54	to	10.72	1,177	1.25	1.25	to	2.50	(8.90)	to	(10.01)
12/31/2021	13,174	12.67	to	11.92	12,987	0.81	1.25	to	2.50	22.99	to	21.49
ProFund VP Falling U.S. Dollar
12/31/2025	6,595	8.50	to	7.61	3,312	1.37	1.25	to	2.50	9.44	to	8.11
12/31/2024	6,637	7.76	to	7.04	3,056	6.41	1.25	to	2.50	(6.30)	to	(7.45)
12/31/2023	6,680	8.29	to	7.60	3,296	-	1.25	to	2.50	1.97	to	0.73
12/31/2022	7,551	8.13	to	7.55	3,661	-	1.25	to	2.50	(9.89)	to	(10.98)
12/31/2021	7,775	9.02	to	8.48	4,197	-	1.25	to	2.50	(9.17)	to	(10.28)
ProFund VP Financials
12/31/2025	9,654	21.67	to	19.41	17,471	0.01	1.25	to	2.50	11.51	to	10.15
12/31/2024	10,240	19.43	to	17.62	16,691	0.28	1.25	to	2.50	26.85	to	25.30
12/31/2023	10,779	15.32	to	14.06	13,910	0.49	1.25	to	2.50	12.48	to	11.12
12/31/2022	13,437	13.62	to	12.66	15,482	0.07	1.25	to	2.50	(16.19)	to	(17.21)
12/31/2021	32,703	16.25	to	15.29	46,001	0.40	1.25	to	2.50	28.50	to	26.93
ProFund VP Government Money Market
12/31/2025	314,976	10.27	to	9.19	274,433	3.23	1.25	to	2.50	2.00	to	0.75
12/31/2024	319,932	10.06	to	9.12	274,428	4.22	1.25	to	2.50	3.01	to	1.74
12/31/2023	336,367	9.77	to	8.97	281,520	4.07	1.25	to	2.50	2.87	to	1.61
12/31/2022	345,487	9.50	to	8.83	282,023	1.15	1.25	to	2.50	(0.20)	to	(1.42)
12/31/2021	267,132	9.52	to	8.95	217,768	0.01	1.25	to	2.50	(1.22)	to	(2.43)
ProFund VP International
12/31/2025	7,934	15.30	to	13.70	8,384	2.48	1.25	to	2.50	26.39	to	24.85
12/31/2024	7,939	12.11	to	10.98	6,651	3.22	1.25	to	2.50	(0.38)	to	(1.60)
12/31/2023	7,944	12.15	to	11.15	6,694	-	1.25	to	2.50	14.13	to	12.74
12/31/2022	24,546	10.65	to	9.89	18,078	-	1.25	to	2.50	(17.48)	to	(18.48)
12/31/2021	13,492	12.90	to	12.14	12,098	-	1.25	to	2.50	7.48	to	6.17
ProFund VP Japan
12/31/2025	1,471	25.40	to	22.75	2,985	-	1.25	to	2.50	29.08	to	27.51
12/31/2024	-	19.68	to	17.84	-	-	1.25	to	2.50	20.70	to	19.22
12/31/2023	-	16.30	to	14.97	-	-	1.25	to	2.50	32.86	to	31.24
12/31/2022	10,490	12.27	to	11.40	10,360	-	1.25	to	2.50	(11.03)	to	(12.12)
12/31/2021	-	13.79	to	12.98	-	-	1.25	to	2.50	2.61	to	1.36

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Materials
12/31/2025	12,265	$16.55	to	$14.83	$ 22,352	0.23%	1.25%	to	2.50%	6.72%	to	5.42%
12/31/2024	12,962	15.51	to	14.06	22,147	0.39	1.25	to	2.50	(2.77)	to	(3.96)
12/31/2023	19,590	15.95	to	14.64	34,687	0.36	1.25	to	2.50	10.99	to	9.64
12/31/2022	40,941	14.37	to	13.36	64,712	0.17	1.25	to	2.50	(10.26)	to	(11.35)
12/31/2021	40,637	16.02	to	15.07	71,909	0.29	1.25	to	2.50	24.08	to	22.57
ProFund VP Mid-Cap
12/31/2025	3,353	16.33	to	14.62	8,373	3.84	1.25	to	2.50	3.49	to	2.22
12/31/2024	3,410	15.78	to	14.30	8,248	1.99	1.25	to	2.50	9.76	to	8.41
12/31/2023	4,988	14.37	to	13.19	11,002	-	1.25	to	2.50	12.43	to	11.06
12/31/2022	4,938	12.79	to	11.88	9,713	-	1.25	to	2.50	(15.97)	to	(16.99)
12/31/2021	32,821	15.21	to	14.31	76,814	-	1.25	to	2.50	20.70	to	19.23
ProFund VP NASDAQ-100
12/31/2025	1,206	41.23	to	36.92	9,932	0.41	1.25	to	2.50	17.16	to	15.73
12/31/2024	4,647	35.19	to	31.91	32,709	0.40	1.25	to	2.50	21.90	to	20.40
12/31/2023	6,010	28.87	to	26.50	34,824	-	1.25	to	2.50	50.30	to	48.48
12/31/2022	6,759	19.21	to	17.85	26,104	-	1.25	to	2.50	(34.73)	to	(35.52)
12/31/2021	18,505	29.43	to	27.68	109,655	-	1.25	to	2.50	23.26	to	21.76
ProFund VP Pharmaceuticals
12/31/2025	-	15.40	to	13.80	-	0.23	1.25	to	2.50	27.75	to	26.19
12/31/2024	-	12.06	to	10.93	-	-	1.25	to	2.50	2.12	to	0.87
12/31/2023	-	11.81	to	10.84	-	0.76	1.25	to	2.50	(6.66)	to	(7.79)
12/31/2022	879	12.65	to	11.75	1,834	0.08	1.25	to	2.50	(7.29)	to	(8.42)
12/31/2021	881	13.64	to	12.83	1,990	0.27	1.25	to	2.50	9.83	to	8.49
ProFund VP Precious Metals
12/31/2025	9,407	31.10	to	27.86	12,652	2.04	1.25	to	2.50	147.24	to	144.23
12/31/2024	9,474	12.58	to	11.41	5,174	3.30	1.25	to	2.50	5.26	to	3.96
12/31/2023	9,784	11.95	to	10.97	5,102	-	1.25	to	2.50	0.23	to	(0.99)
12/31/2022	9,860	11.93	to	11.08	5,151	-	1.25	to	2.50	(12.12)	to	(13.19)
12/31/2021	10,488	13.57	to	12.76	6,258	-	1.25	to	2.50	(10.06)	to	(11.16)
ProFund VP Short Emerging Markets
12/31/2025	-	2.93	to	2.62	-	-	1.25	to	2.50	(27.06)	to	(27.95)
12/31/2024	-	4.02	to	3.64	-	-	1.25	to	2.50	(5.83)	to	(6.99)
12/31/2023	-	4.27	to	3.92	-	-	1.25	to	2.50	(12.86)	to	(13.92)
12/31/2022	-	4.90	to	4.55	-	-	1.25	to	2.50	5.38	to	4.10
12/31/2021	-	4.65	to	4.37	-	-	1.25	to	2.50	8.60	to	7.27
ProFund VP Short International
12/31/2025	-	4.10	to	3.67	-	-	1.25	to	2.50	(21.79)	to	(22.75)
12/31/2024	-	5.24	to	4.75	-	-	1.25	to	2.50	2.21	to	0.96
12/31/2023	-	5.13	to	4.71	-	-	1.25	to	2.50	(11.40)	to	(12.48)
12/31/2022	-	5.79	to	5.38	-	-	1.25	to	2.50	11.07	to	9.72
12/31/2021	-	5.21	to	4.90	-	-	1.25	to	2.50	(14.47)	to	(15.51)
ProFund VP Short NASDAQ-100
12/31/2025	764	1.31	to	1.17	18	5.82	1.25	to	2.50	(16.84)	to	(17.86)
12/31/2024	770	1.57	to	1.43	22	7.03	1.25	to	2.50	(17.25)	to	(18.26)
12/31/2023	776	1.90	to	1.75	27	-	1.25	to	2.50	(33.24)	to	(34.05)
12/31/2022	783	2.85	to	2.65	41	-	1.25	to	2.50	33.40	to	31.78
12/31/2021	789	2.14	to	2.01	31	-	1.25	to	2.50	(26.05)	to	(26.96)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
ProFund VP Short Small-Cap
12/31/2025	-	$3.34	to	$2.99	$ -	-%	1.25%	to	2.50%	(11.19)%	to	(12.28)%
12/31/2024	-	3.76	to	3.41	-	-	1.25	to	2.50	(7.67)	to	(8.80)
12/31/2023	-	4.07	to	3.74	-	-	1.25	to	2.50	(11.97)	to	(13.04)
12/31/2022	-	4.62	to	4.30	-	-	1.25	to	2.50	16.36	to	14.95
12/31/2021	-	3.97	to	3.74	-	-	1.25	to	2.50	(20.05)	to	(21.03)
ProFund VP Small-Cap
12/31/2025	1,165	15.24	to	13.65	2,432	1.04	1.25	to	2.50	9.50	to	8.16
12/31/2024	1,225	13.92	to	12.62	2,342	1.33	1.25	to	2.50	8.10	to	6.77
12/31/2023	1,284	12.87	to	11.82	2,276	-	1.25	to	2.50	13.49	to	12.11
12/31/2022	1,345	11.34	to	10.54	2,107	-	1.25	to	2.50	(22.81)	to	(23.75)
12/31/2021	27,697	14.70	to	13.82	56,540	-	1.25	to	2.50	11.49	to	10.13
ProFund VP Small-Cap Value
12/31/2025	13,794	14.36	to	12.86	31,147	0.23	1.25	to	2.50	3.70	to	2.44
12/31/2024	6,314	13.85	to	12.56	13,803	0.22	1.25	to	2.50	4.56	to	3.28
12/31/2023	9,826	13.25	to	12.16	20,573	0.02	1.25	to	2.50	11.55	to	10.19
12/31/2022	4,380	11.87	to	11.03	8,269	-	1.25	to	2.50	(13.49)	to	(14.55)
12/31/2021	5,235	13.73	to	12.91	11,309	0.10	1.25	to	2.50	26.97	to	25.42
ProFund VP U.S. Government Plus
12/31/2025	12,969	6.29	to	5.63	12,212	2.98	1.25	to	2.50	(0.07)	to	(1.29)
12/31/2024	13,786	6.30	to	5.71	13,048	3.36	1.25	to	2.50	(13.91)	to	(14.97)
12/31/2023	14,615	7.31	to	6.71	16,141	4.20	1.25	to	2.50	(1.19)	to	(2.39)
12/31/2022	15,461	7.40	to	6.88	17,357	-	1.25	to	2.50	(42.42)	to	(43.12)
12/31/2021	16,328	12.85	to	12.09	31,975	-	1.25	to	2.50	(8.23)	to	(9.35)
ProFund VP UltraSmall-Cap
12/31/2025	-	14.26	to	12.77	-	-	1.25	to	2.50	11.54	to	10.18
12/31/2024	-	12.78	to	11.59	-	-	1.25	to	2.50	9.32	to	7.98
12/31/2023	-	11.69	to	10.73	-	-	1.25	to	2.50	20.92	to	19.45
12/31/2022	-	9.67	to	8.99	-	-	1.25	to	2.50	(44.38)	to	(45.06)
12/31/2021	-	17.39	to	16.36	-	-	1.25	to	2.50	21.78	to	20.30
ProFund VP Utilities
12/31/2025	5,441	17.74	to	15.89	12,854	1.41	1.25	to	2.50	12.57	to	11.20
12/31/2024	5,601	15.76	to	14.29	11,787	1.60	1.25	to	2.50	19.77	to	18.30
12/31/2023	5,885	13.16	to	12.08	10,376	1.35	1.25	to	2.50	(9.72)	to	(10.82)
12/31/2022	7,281	14.57	to	13.54	14,219	0.99	1.25	to	2.50	(1.48)	to	(2.68)
12/31/2021	7,488	14.79	to	13.91	14,893	1.34	1.25	to	2.50	13.98	to	12.59
TA Aegon Bond Service Class
12/31/2025	302,733	10.46	to	9.37	436,897	5.77	1.25	to	2.50	5.46	to	4.18
12/31/2024	369,640	9.92	to	8.99	506,837	3.99	1.25	to	2.50	0.61	to	(0.62)
12/31/2023	414,995	9.86	to	9.05	566,905	0.62	1.25	to	2.50	4.88	to	3.60
12/31/2022	471,603	9.40	to	8.73	615,327	2.36	1.25	to	2.50	(16.13)	to	(17.15)
12/31/2021	487,577	11.20	to	10.54	762,692	1.25	1.25	to	2.50	(2.29)	to	(3.48)
TA Aegon Core Bond Service Class
12/31/2025	312,111	10.51	to	9.41	442,690	2.14	1.25	to	2.50	5.41	to	4.13
12/31/2024	320,101	9.97	to	9.04	434,214	4.89	1.25	to	2.50	(0.08)	to	(1.31)
12/31/2023	319,935	9.98	to	9.16	435,610	2.27	1.25	to	2.50	4.48	to	3.21
12/31/2022	310,367	9.55	to	8.88	405,214	2.29	1.25	to	2.50	(14.07)	to	(15.11)
12/31/2021	372,886	11.12	to	10.46	568,371	2.33	1.25	to	2.50	(2.49)	to	(3.67)

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Aegon High Yield Bond Service Class
12/31/2025	16,380	$13.38	to	$11.98	$ 38,385	6.62%	1.25%	to	2.50%	6.93%	to	5.63%
12/31/2024	21,566	12.52	to	11.35	47,246	4.70	1.25	to	2.50	5.82	to	4.52
12/31/2023	23,471	11.83	to	10.86	48,725	4.14	1.25	to	2.50	9.51	to	8.17
12/31/2022	25,922	10.80	to	10.04	49,308	4.75	1.25	to	2.50	(12.55)	to	(13.61)
12/31/2021	44,122	12.35	to	11.62	98,644	4.86	1.25	to	2.50	4.94	to	3.66
TA Aegon Sustainable Equity Income Service Class
12/31/2025	152,504	15.19	to	13.61	457,785	1.45	1.25	to	2.50	9.62	to	8.28
12/31/2024	161,799	13.86	to	12.57	442,612	1.82	1.25	to	2.50	15.15	to	13.74
12/31/2023	184,009	12.04	to	11.05	438,347	1.89	1.25	to	2.50	4.70	to	3.43
12/31/2022	220,556	11.50	to	10.68	503,412	1.84	1.25	to	2.50	(12.93)	to	(13.99)
12/31/2021	253,674	13.20	to	12.42	670,046	1.76	1.25	to	2.50	20.61	to	19.14
TA Aegon U.S. Government Securities Service Class
12/31/2025	358,873	9.80	to	8.78	429,812	3.12	1.25	to	2.50	4.26	to	2.99
12/31/2024	497,996	9.40	to	8.52	571,736	2.92	1.25	to	2.50	(1.08)	to	(2.30)
12/31/2023	728,398	9.50	to	8.72	847,736	1.42	1.25	to	2.50	2.41	to	1.16
12/31/2022	841,319	9.28	to	8.62	958,383	0.97	1.25	to	2.50	(14.36)	to	(15.41)
12/31/2021	208,645	10.84	to	10.19	280,120	1.24	1.25	to	2.50	(3.74)	to	(4.91)
TA BlackRock Government Money Market Service Class
12/31/2025	382,975	10.62	to	9.51	378,463	3.74	1.25	to	2.50	2.53	to	1.27
12/31/2024	410,242	10.36	to	9.39	396,287	4.73	1.25	to	2.50	3.48	to	2.21
12/31/2023	706,272	10.01	to	9.19	661,872	4.57	1.25	to	2.50	3.38	to	2.12
12/31/2022	798,498	9.68	to	8.99	726,356	1.47	1.25	to	2.50	0.16	to	(1.06)
12/31/2021	616,569	9.67	to	9.09	559,277	-	1.25	to	2.50	(1.23)	to	(2.44)
TA BlackRock iShares Active Asset Allocation - Conservative Service Class
12/31/2025	759	13.01	to	11.65	1,079	2.58	1.25	to	2.50	7.31	to	6.00
12/31/2024	768	12.13	to	10.99	1,019	2.26	1.25	to	2.50	5.15	to	3.86
12/31/2023	777	11.53	to	10.58	983	0.08	1.25	to	2.50	8.60	to	7.28
12/31/2022	41,181	10.62	to	9.87	47,150	2.25	1.25	to	2.50	(16.33)	to	(17.35)
12/31/2021	26,185	12.69	to	11.94	35,427	0.97	1.25	to	2.50	4.44	to	3.16
TA BlackRock iShares Active Asset Allocation - Moderate Growth Service Class
12/31/2025	16,996	14.04	to	12.57	27,544	1.85	1.25	to	2.50	9.27	to	7.94
12/31/2024	22,377	12.85	to	11.65	33,268	1.54	1.25	to	2.50	11.11	to	9.75
12/31/2023	35,872	11.56	to	10.61	48,178	1.41	1.25	to	2.50	16.17	to	14.76
12/31/2022	43,631	9.95	to	9.25	50,517	1.31	1.25	to	2.50	(19.32)	to	(20.30)
12/31/2021	42,352	12.33	to	11.60	60,873	0.54	1.25	to	2.50	6.29	to	5.00
TA BlackRock iShares Edge 40 Service Class
12/31/2025	49,918	13.72	to	12.29	91,214	2.87	1.25	to	2.50	10.05	to	8.71
12/31/2024	54,162	12.47	to	11.31	90,258	2.41	1.25	to	2.50	5.15	to	3.87
12/31/2023	65,351	11.86	to	10.89	103,834	2.02	1.25	to	2.50	7.72	to	6.41
12/31/2022	70,606	11.01	to	10.23	104,519	1.57	1.25	to	2.50	(15.49)	to	(16.52)
12/31/2021	87,056	13.03	to	12.25	153,211	1.49	1.25	to	2.50	4.47	to	3.20
TA BlackRock iShares Tactical - Balanced Service Class
12/31/2025	4,958	14.03	to	12.56	7,389	3.13	1.25	to	2.50	11.61	to	10.25
12/31/2024	6,384	12.57	to	11.40	8,545	3.50	1.25	to	2.50	7.34	to	6.02
12/31/2023	7,936	11.71	to	10.75	9,917	1.01	1.25	to	2.50	9.29	to	7.96
12/31/2022	9,755	10.72	to	9.96	11,176	0.55	1.25	to	2.50	(20.64)	to	(21.61)
12/31/2021	11,488	13.50	to	12.70	16,621	-	1.25	to	2.50	5.08	to	3.80

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA BlackRock iShares Tactical - Conservative Service Class
12/31/2025	-	$13.06	to	$11.70	$ -	3.19%	1.25%	to	2.50%	9.29%	to	7.96%
12/31/2024	-	11.95	to	10.84	-	3.43	1.25	to	2.50	4.90	to	3.61
12/31/2023	-	11.39	to	10.46	-	-	1.25	to	2.50	5.91	to	4.63
12/31/2022	26,690	10.76	to	10.00	27,858	1.06	1.25	to	2.50	(18.31)	to	(19.31)
12/31/2021	28,301	13.17	to	12.39	36,375	1.02	1.25	to	2.50	2.92	to	1.67
TA BlackRock iShares Tactical - Growth Service Class
12/31/2025	1,575	16.41	to	14.69	2,608	2.53	1.25	to	2.50	14.15	to	12.76
12/31/2024	2,440	14.37	to	13.03	3,512	3.89	1.25	to	2.50	10.27	to	8.92
12/31/2023	13,052	13.03	to	11.96	16,839	0.88	1.25	to	2.50	12.54	to	11.17
12/31/2022	15,796	11.58	to	10.76	18,176	-	1.25	to	2.50	(19.04)	to	(20.02)
12/31/2021	17,051	14.30	to	13.45	24,332	-	1.25	to	2.50	7.86	to	6.55
TA BlackRock Real Estate Securities Service Class
12/31/2025	28,260	12.30	to	11.01	68,321	1.43	1.25	to	2.50	7.97	to	6.66
12/31/2024	29,209	11.39	to	10.32	65,629	1.74	1.25	to	2.50	(0.23)	to	(1.45)
12/31/2023	34,950	11.41	to	10.48	77,464	5.35	1.25	to	2.50	11.75	to	10.39
12/31/2022	40,757	10.21	to	9.49	81,456	2.91	1.25	to	2.50	(29.27)	to	(30.13)
12/31/2021	42,166	14.44	to	13.58	119,202	2.13	1.25	to	2.50	24.30	to	22.78
TA BlackRock Tactical Allocation Service Class
12/31/2025	3,662	16.36	to	14.65	6,208	2.07	1.25	to	2.50	10.34	to	9.00
12/31/2024	3,702	14.83	to	13.44	5,701	1.36	1.25	to	2.50	11.09	to	9.73
12/31/2023	8,480	13.35	to	12.25	11,817	1.41	1.25	to	2.50	13.47	to	12.09
12/31/2022	199,996	11.76	to	10.93	245,602	3.69	1.25	to	2.50	(17.24)	to	(18.25)
12/31/2021	201,863	14.21	to	13.37	300,287	2.49	1.25	to	2.50	6.30	to	5.01
TA Goldman Sachs Managed Risk - Balanced ETF Service Class
12/31/2025	79,307	14.83	to	13.28	138,104	2.55	1.25	to	2.50	9.40	to	8.07
12/31/2024	87,638	13.55	to	12.29	140,045	2.17	1.25	to	2.50	7.72	to	6.40
12/31/2023	111,870	12.58	to	11.55	167,258	1.49	1.25	to	2.50	11.81	to	10.45
12/31/2022	123,927	11.25	to	10.46	166,349	1.50	1.25	to	2.50	(15.32)	to	(16.35)
12/31/2021	135,768	13.29	to	12.50	216,019	1.15	1.25	to	2.50	8.00	to	6.69
TA Goldman Sachs Managed Risk - Conservative ETF Service Class
12/31/2025	-	13.18	to	11.80	-	3.30	1.25	to	2.50	8.71	to	7.38
12/31/2024	4,560	12.12	to	10.99	6,747	2.45	1.25	to	2.50	5.37	to	4.08
12/31/2023	4,868	11.51	to	10.56	6,864	1.75	1.25	to	2.50	9.23	to	7.90
12/31/2022	5,168	10.53	to	9.79	6,697	1.59	1.25	to	2.50	(12.92)	to	(13.98)
12/31/2021	5,520	12.10	to	11.38	8,247	1.55	1.25	to	2.50	1.49	to	0.25
TA Goldman Sachs Managed Risk - Growth ETF Service Class
12/31/2025	215,026	17.61	to	15.77	458,431	1.92	1.25	to	2.50	10.89	to	9.54
12/31/2024	230,866	15.88	to	14.40	444,980	1.90	1.25	to	2.50	11.82	to	10.45
12/31/2023	344,472	14.20	to	13.04	597,266	1.25	1.25	to	2.50	16.23	to	14.82
12/31/2022	548,373	12.22	to	11.36	821,155	1.44	1.25	to	2.50	(15.57)	to	(16.60)
12/31/2021	764,244	14.48	to	13.62	1,354,559	0.89	1.25	to	2.50	12.64	to	11.26
TA International Focus Service Class
12/31/2025	74,992	14.72	to	13.18	106,586	1.47	1.25	to	2.50	4.92	to	3.64
12/31/2024	80,928	14.03	to	12.72	110,139	2.09	1.25	to	2.50	(2.55)	to	(3.75)
12/31/2023	91,789	14.40	to	13.22	128,926	1.64	1.25	to	2.50	10.89	to	9.54
12/31/2022	128,364	12.99	to	12.07	162,885	2.71	1.25	to	2.50	(21.28)	to	(22.24)
12/31/2021	172,592	16.49	to	15.52	278,822	1.04	1.25	to	2.50	9.26	to	7.93

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA Janus Balanced Service Class
12/31/2025	128,101	$20.68	to	$18.52	$ 314,846	1.90%	1.25%	to	2.50%	12.06%	to	10.70%
12/31/2024	195,537	18.46	to	16.73	432,735	1.93	1.25	to	2.50	13.43	to	12.04
12/31/2023	164,362	16.27	to	14.93	320,843	1.13	1.25	to	2.50	13.60	to	12.22
12/31/2022	172,693	14.32	to	13.31	298,134	0.87	1.25	to	2.50	(17.79)	to	(18.79)
12/31/2021	126,848	17.42	to	16.39	265,867	1.28	1.25	to	2.50	14.02	to	12.63
TA Janus Mid-Cap Growth Service Class
12/31/2025	25,274	25.23	to	22.59	119,411	-	1.25	to	2.50	6.52	to	5.22
12/31/2024	30,738	23.69	to	21.47	136,989	-	1.25	to	2.50	12.65	to	11.27
12/31/2023	29,311	21.03	to	19.30	115,433	-	1.25	to	2.50	15.36	to	13.96
12/31/2022	26,304	18.23	to	16.93	89,726	-	1.25	to	2.50	(17.96)	to	(18.96)
12/31/2021	29,466	22.22	to	20.90	123,207	0.10	1.25	to	2.50	15.55	to	14.14
TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2025	1,328,033	13.41	to	12.00	2,500,392	3.77	1.25	to	2.50	8.99	to	7.66
12/31/2024	1,738,568	12.30	to	11.15	2,999,655	1.73	1.25	to	2.50	4.21	to	2.93
12/31/2023	2,054,269	11.80	to	10.83	3,411,112	1.99	1.25	to	2.50	5.51	to	4.23
12/31/2022	2,140,952	11.19	to	10.39	3,382,008	5.48	1.25	to	2.50	(16.65)	to	(17.66)
12/31/2021	2,595,010	13.42	to	12.62	4,933,396	2.18	1.25	to	2.50	4.32	to	3.05
TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2025	3,806,310	15.15	to	13.56	9,177,037	3.03	1.25	to	2.50	10.16	to	8.82
12/31/2024	4,558,906	13.75	to	12.46	10,013,378	1.33	1.25	to	2.50	6.36	to	5.06
12/31/2023	5,398,991	12.93	to	11.86	11,179,643	1.83	1.25	to	2.50	7.52	to	6.21
12/31/2022	6,235,250	12.02	to	11.17	12,037,154	4.99	1.25	to	2.50	(17.28)	to	(18.29)
12/31/2021	7,550,105	14.54	to	13.67	16,572,035	1.66	1.25	to	2.50	7.59	to	6.28
TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2025	5,823,992	17.63	to	15.79	16,081,073	2.44	1.25	to	2.50	11.45	to	10.09
12/31/2024	6,893,273	15.82	to	14.34	17,125,073	0.97	1.25	to	2.50	9.33	to	7.99
12/31/2023	8,208,217	14.47	to	13.28	18,716,653	1.73	1.25	to	2.50	10.55	to	9.21
12/31/2022	9,855,810	13.09	to	12.16	20,343,235	5.07	1.25	to	2.50	(18.55)	to	(19.54)
12/31/2021	11,506,702	16.06	to	15.11	29,292,618	1.96	1.25	to	2.50	12.30	to	10.93
TA JPMorgan Diversified Equity Allocation Service Class
12/31/2025	783,827	23.41	to	20.96	2,955,164	1.22	1.25	to	2.50	17.59	to	16.16
12/31/2024	913,131	19.90	to	18.05	2,941,508	1.13	1.25	to	2.50	14.66	to	13.25
12/31/2023	973,277	17.36	to	15.93	2,744,457	1.47	1.25	to	2.50	18.53	to	17.09
12/31/2022	1,036,428	14.65	to	13.61	2,467,136	5.66	1.25	to	2.50	(23.69)	to	(24.62)
12/31/2021	1,142,982	19.19	to	18.05	3,570,562	1.53	1.25	to	2.50	17.88	to	16.44
TA JPMorgan Enhanced Index Service Class
12/31/2025	27,872	30.24	to	27.09	162,285	0.48	1.25	to	2.50	14.47	to	13.07
12/31/2024	31,048	26.42	to	23.95	158,500	0.47	1.25	to	2.50	22.36	to	20.86
12/31/2023	32,793	21.59	to	19.82	137,240	0.56	1.25	to	2.50	25.82	to	24.29
12/31/2022	37,155	17.16	to	15.95	124,621	0.40	1.25	to	2.50	(19.55)	to	(20.53)
12/31/2021	38,585	21.33	to	20.06	161,203	0.61	1.25	to	2.50	28.19	to	26.62
TA JPMorgan International Moderate Growth Service Class
12/31/2025	1,198,555	14.98	to	13.41	1,805,435	3.07	1.25	to	2.50	16.21	to	14.80
12/31/2024	1,462,133	12.89	to	11.68	1,899,003	2.10	1.25	to	2.50	0.63	to	(0.61)
12/31/2023	1,700,234	12.81	to	11.75	2,207,410	1.35	1.25	to	2.50	7.36	to	6.06
12/31/2022	2,191,764	11.93	to	11.08	2,621,951	4.79	1.25	to	2.50	(18.44)	to	(19.43)
12/31/2021	2,534,582	14.63	to	13.76	3,718,149	1.29	1.25	to	2.50	7.66	to	6.35

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
			Unit Fair Value				Expense			Total Return***
			Corresponding to			Investment	Ratio**				Corresponding to
			Lowest to Highest		Net	Income	Lowest to				Lowest to Highest
Subaccount	Units		Expense Ratio		Assets	Ratio*	Highest				Expense Ratio
TA JPMorgan Tactical Allocation Service Class
12/31/2025	43,409	$12.82	to	$11.48	$ 67,569	2.82%	1.25%	to	2.50%	7.49%	to	6.18%
12/31/2024	41,153	11.93	to	10.81	59,711	2.35	1.25	to	2.50	2.79	to	1.53
12/31/2023	42,787	11.60	to	10.65	60,567	1.79	1.25	to	2.50	7.23	to	5.93
12/31/2022	60,039	10.82	to	10.05	79,591	1.42	1.25	to	2.50	(16.07)	to	(17.10)
12/31/2021	68,812	12.89	to	12.13	108,861	1.32	1.25	to	2.50	3.34	to	2.08
TA Multi-Managed Balanced Service Class
12/31/2025	900,623	20.33	to	18.20	3,730,455	1.86	1.25	to	2.50	11.34	to	9.98
12/31/2024	1,069,036	18.26	to	16.55	3,991,642	1.75	1.25	to	2.50	13.22	to	11.83
12/31/2023	1,179,377	16.13	to	14.80	3,900,567	1.21	1.25	to	2.50	16.98	to	15.56
12/31/2022	1,617,566	13.78	to	12.81	4,589,551	0.90	1.25	to	2.50	(17.52)	to	(18.52)
12/31/2021	1,886,042	16.71	to	15.72	6,581,857	0.94	1.25	to	2.50	15.35	to	13.94
TA Small/Mid Cap Value Service Class
12/31/2025	94,573	18.05	to	16.16	530,661	1.06	1.25	to	2.50	8.16	to	6.84
12/31/2024	97,904	16.69	to	15.13	509,550	0.74	1.25	to	2.50	7.22	to	5.90
12/31/2023	116,539	15.56	to	14.29	570,106	0.81	1.25	to	2.50	10.77	to	9.42
12/31/2022	127,614	14.05	to	13.06	565,321	0.32	1.25	to	2.50	(9.66)	to	(10.76)
12/31/2021	155,056	15.55	to	14.63	762,011	0.49	1.25	to	2.50	26.24	to	24.70
TA T. Rowe Price Small Cap Service Class
12/31/2025	123,497	20.80	to	18.63	652,540	-	1.25	to	2.50	8.58	to	7.25
12/31/2024	124,969	19.16	to	17.37	610,742	-	1.25	to	2.50	11.21	to	9.85
12/31/2023	130,540	17.23	to	15.81	575,710	-	1.25	to	2.50	19.39	to	17.94
12/31/2022	134,803	14.43	to	13.41	500,276	-	1.25	to	2.50	(23.55)	to	(24.48)
12/31/2021	142,953	18.87	to	17.75	696,999	-	1.25	to	2.50	9.71	to	8.37
TA WMC US Growth Service Class
12/31/2025	288,896	38.25	to	34.26	2,036,608	-	1.25	to	2.50	16.02	to	14.61
12/31/2024	292,323	32.97	to	29.89	1,786,952	-	1.25	to	2.50	27.10	to	25.54
12/31/2023	324,643	25.94	to	23.81	1,569,627	-	1.25	to	2.50	39.98	to	38.28
12/31/2022	287,530	18.53	to	17.22	996,236	-	1.25	to	2.50	(32.36)	to	(33.18)
12/31/2021	313,190	27.40	to	25.77	1,612,743	-	1.25	to	2.50	18.89	to	17.44
(1) See Footnote 1

* These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

** These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

*** These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $30, proportionately from the subaccounts’ unit values. An annual charge ranging from 1.10% to 2.35% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees:

Additional Fund
Subaccount	Facilitation Fee Assessed
AB Balanced Hedged Allocation Class B Shares	0.20%
Franklin Allocation Class 4 Shares	0.15%

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued.  During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon Ltd. TCI distributes TLIC's products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon Ltd. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

Transamerica Life Insurance Company
Separate Account VA V
Notes to Financial Statements
December 31, 2025

10. Segment Reporting

Each fund of the Separate Account constitutes a single operating segment and therefore, a single reportable segment because the Chief Operating Decision Maker (CODM) manages the activities of the Separate Account using information of each fund. The Separate Account is engaged in a single line of business as a registered unit investment trust. The Separate Account is a funding vehicle for individual variable annuity contracts with the assets owned by TLIC to support the liabilities of the applicable insurance contracts. The subaccounts have identified the President and Chief Operating Officer as the CODM as the Separate Account does not have employees and is not a separate legal entity.

The CODM uses increase (decrease) in net assets from operations as their performance measure in order to make operational decisions while monitoring the net assets of each of the funds within the Separate Account. The Accounting policies used to measure profit and loss of the segments are the same as those described in the Summary of Significant Accounting Policies (see note 2). The measure of segment assets is reported on the balance sheet as total consolidated assets. Refer to the Statements of Operations and Changes in Net Assets for each fund’s operating segment and related footnotes for significant expenses principle and the existing segment requirements as of December 31, 2025 and for the year ended December 31, 2025 and December 31, 2024.